                                THE PILLAR FUNDS

                               Fixed Income Fund
                                 Class A Shares

   Supplement dated December 15, 1995 to the Prospectus dated April 30, 1995


The Prospectus dated April 30, 1995 relating to the Short-Term Investment, Fixed Income, New Jersey Municipal Securities, Pennsylvania Municipal Securities, Intermediate-Term Government Securities and GNMA Funds of The Pillar Funds is hereby amended and supplemented by the following:

The investment policies of the Fixed Income Fund (the "Fund") are hereby amended as follows:

The Fund expects to maintain a dollar-weighted average maturity that will not exceed fifteen years.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

THE PILLAR FUNDS

                        Investment Advisor:
                        UNITED JERSEY BANK INVESTMENT MANAGEMENT DIVISION, A DIVISION OF UNITED JERSEY BANK

THE PILLAR FUNDS (the "Trust") consist of mutual fund portfolios seeking to provide a convenient and economical means of investing in one or more professionally managed portfolios of securities. This Prospectus relates to the following fixed income funds (collectively, the "Funds"; individually, a "Fund"):

  .  SHORT-TERM INVESTMENT FUND
  .  FIXED INCOME FUND
  .  NEW JERSEY MUNICIPAL SECURITIES FUND
  .  PENNSYLVANIA MUNICIPAL SECURITIES FUND
  .  INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND
  .  GNMA FUND

                                      CLASS A

The Trust's Class A Shares are offered without distribution fees (i) to institutional investors (including United Jersey Bank, its affiliates and correspondent banks) for the investment of their own funds, and (ii) to any individual or institution (including United Jersey Bank, its affiliates and correspondent banks) for the investment of funds held by such individual or institution in a fiduciary, agency, custodial or other representative capacity (but only if such individual or institution is able to provide complete shareholder recordkeeping services with respect to shares purchased and held in such capacity) (persons who own Class A Shares of a Fund are referred to herein as "Shareholders").

 CLASS A SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, ENDORSED OR GUARANTEED BY, ANY BANK (INCLUDING UNITED JERSEY BANK OR ITS AFFILIATES OR CORRESPONDENTS), ANY STATE OR STATE AGENCY, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE U.S. GOVERNMENT OR ANY U.S. GOVERNMENT AGENCY.

 AMOUNTS INVESTED IN THE FUNDS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


This Prospectus sets forth concisely the information about the Trust that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated April 29, 1995, has been filed with the Securities and Exchange Commission and is available without charge through the Distributor, SEI Financial Services Company, 680 East Swedesford Road, Wayne, PA 19087-1658 or by calling 1-800-932-7782. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

APRIL 30, 1995
CLASS A

                                    SUMMARY

  THE PILLAR FUNDS (THE "TRUST") CONSIST OF OPEN-END MANAGEMENT INVESTMENT COMPANIES WHICH PROVIDE A CONVENIENT WAY TO INVEST IN PROFESSIONALLY MANAGED PORTFOLIOS OF SECURITIES. THE FOLLOWING PROVIDES BASIC INFORMATION ABOUT THE CLASS A SHARES OF THE TRUST'S SHORT-TERM INVESTMENT, FIXED INCOME, NEW JERSEY MUNICIPAL SECURITIES, PENNSYLVANIA MUNICIPAL SECURITIES, INTERMEDIATE-TERM GOVERNMENT SECURITIES AND GNMA FUNDS (COLLECTIVELY, THE "FUNDS"; INDIVIDUALLY, A "FUND").

  What are the Investment Objectives? The investment objectives of the respective Funds are as follows: The Short-Term Investment Fund--a high level of total return, primarily through current income, consistent with preservation of capital; the Fixed Income Fund--a high level of total return, primarily through current income and capital appreciation, consistent with the preservation of capital; the New Jersey Municipal Securities Fund--current income exempt from both federal and New Jersey income tax consistent with preservation of capital; the Pennsylvania Municipal Securities Fund--current income exempt from both federal and Pennsylvania income tax consistent with preservation of capital; the Intermediate-Term Government Securities Fund-- preservation of principal value and a high degree of liquidity while providing current income; and the GNMA Fund--the highest level of current income consistent with preservation of principal and a high degree of liquidity. There is no assurance that a Fund will meet its investment objective. See "Investment Objectives and Policies."

  What are the Permitted Investments? The Short-Term Investment and Fixed Income Funds invest at least 65% of their assets in (i) obligations issued or guaranteed as to principal and interest by the U.S. Government and its agencies and instrumentalities; (ii) corporate bonds and debentures; (iii) short-term commercial paper; (iv) short-term bank obligations; (v) securities of the government of Canada and its provincial and local governments; (vi) custodial receipts; and (vii) repurchase agreements involving such securities. These securities may include securities issued by foreign issuers which may subject the Funds to risks associated with foreign investments. The remaining 35% of their assets may be invested in non-governmental mortgage-backed and asset backed securities.

  The New Jersey and Pennsylvania Municipal Securities Funds invest at least 80% of assets in municipal obligations which produce interest that, in the opinion of bond counsel for the issuer, is exempt from federal income tax, and at least 65% of assets in obligations which produce interest that is exempt from applicable state income taxes.

  The Intermediate-Term Government Securities Fund invests in obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities.

  The GNMA Fund invests primarily in mortgage pass-through securities, with at least 65% of its total assets generally being invested in instruments issued by the Government National Mortgage Association ("GNMA").

  The investments of the Funds are subject to market and interest rate fluctuations which may affect the value of a Fund's shares. These fluctuations may be greater for the Fixed Income and New Jersey and Pennsylvania Municipal Securities Funds which expect to maintain dollar-weighted average maturities of greater than five years than for the other Funds which expect to maintain dollar-weighted average maturities of less than five years. In addition, the mortgage-backed securities that each of the Funds except the New Jersey and Pennsylvania Municipal Securities Funds may acquire are subject to the risk of prepayment during periods of declining interest rates which may affect the Funds' ability to lock-in longer term rates during such periods. See "Investment Objectives and Policies" and "Description of Permitted Investments."

  Are There Additional Risk Factors for the New Jersey and Pennsylvania Municipal Securities Funds? The concentration of the New Jersey and Pennsylvania Municipal Securities Funds in municipal securities issued primarily by or on behalf of the states of New Jersey and Pennsylvania, respectively, subjects these Funds to special investment risks, such as the possible adverse affects of changes in economic conditions and governmental policies of the states or their underlying governmental units. These Funds will be more susceptible to such factors than a fund which does not have as great a concentration in municipal securities of a single state. See "Additional Risk Factors for New Jersey Municipal Securities" and "Additional Risk Factors for Pennsylvania Municipal Securities."

  Who is the Advisor? United Jersey Bank Investment Management Division, a division of United Jersey Bank, serves as the Advisor of the Trust. See "The Advisor."

  Who is the Administrator? SEI Financial Management serves as the Administrator of the Trust. See "The Administrator."

  Who is the Shareholder Servicing Agent? SEI Financial Management Corporation acts as dividend disbursing agent and shareholder servicing agent for the Trust and as transfer agent for the Trust under a separate agreement. See "The Shareholder Servicing Agent."

  Who is the Distributor? SEI Financial Services Company acts as distributor of the Trust's shares. See "The Distributor."

  How do I Purchase and Redeem Shares? Purchases and redemptions may be made through the Distributor on a day on which both the New York Stock Exchange and the Federal Reserve wire system are open for business ("Business Day"). A purchase order will be effective as of the Business Day received by the Distributor if the Distributor receives an order prior to 4:00 p.m., Eastern time, provided the Custodian receives federal funds before 12:00 noon, Eastern time, on the next Business Day. Redemption orders must be placed prior to 4:00 p.m., Eastern time, on any Business Day for the order to be effective that day. The purchase and redemption price for shares is the net asset value per share determined as of the end of the day the order is effective. See "Purchase of Shares" and "Redemption of Shares."

  How are Dividends Paid? Each Fund declares dividends of substantially all of its net investment income (exclusive of capital gains) daily and distributes such dividends on or about the first Business Day of the following month. Shares purchased normally begin earning dividends within two Business Days after an order is effective. Any capital gain is distributed at least annually. Distributions are paid in additional shares unless the Shareholder elects to take the payment in cash. See "Dividends."

                                EXPENSE SUMMARY

ANNUAL OPERATING EXPENSES                                               CLASS A
(As a percentage of average net assets)

                                            NEW JERSEY PENNSYLVANIA INTERMEDIATE-TERM
                          SHORT-TERM FIXED  MUNICIPAL   MUNICIPAL      GOVERNMENT
                          INVESTMENT INCOME SECURITIES  SECURITIES     SECURITIES     GNMA
                             FUND     FUND     FUND        FUND           FUND        FUND
------------------------------------------------------------------------------------------
Advisory Fees (after fee
 waivers)(1)............     .46%     .50%     .15%        .00%           .45%        .43%
Other Expenses..........     .34%     .30%     .32%        .80%           .35%        .37%
------------------------------------------------------------------------------------------
Total Operating Expenses
 (after fee waivers)(2).     .80%     .80%     .47%        .80%           .80%        .80%
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

(1) The Advisor and Administrator have agreed to voluntarily waive a portion of their fees in an amount that operates to limit total operating expenses of Class A of each Fund to not more than .80% of average daily net assets. The Advisor and the Administrator each reserves the right to terminate its fee waiver at any time in its sole discretion.
(2) Absent fee waivers, Advisory Fees would be .60%, Administration Fees for each Fund would be .20% and Total Operating Expenses would be as follows:
    Short-Term Investment Fund .94%, Fixed Income Fund .90%, New Jersey Municipal Securities Fund .97%, Pennsylvania Municipal Securities Fund 1.60%, Intermediate-Term Government Securities Fund .95% and GNMA Fund .97%. Additional Information may be found under "The Advisor," "The Administrator" and "The Distributor."

EXAMPLE

-------------------------------------------------------------------------------

                                                                  1 YR. 3 YRS. 5 YRS. 10 YRS.
---------------------------------------------------------------------------------------------
An investor would pay the following expenses on a $1,000
 investment in a Fund assuming (1) 5% annual return and (2)
 redemption at the end of each time period
  New Jersey Municipal Securities Fund..........................   $ 5   $15    $26     $59
  Other Funds...................................................   $ 8   $26    $44     $99
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Funds. The information set forth in the foregoing table and example relates only to Class A shares. The Trust also offers Class B shares of each Fund which are subject to the same expenses except for a sales load and certain distribution costs. Financial institutions that are the record owner of shares for the account of their customers may impose separate fees for account services to their customers. Additional information may be found under "The Advisor," "The Administrator" and "The Distributor."

FINANCIAL HIGHLIGHTS                                           THE PILLAR FUNDS

The following information has been audited by Arthur Andersen LLP, the Trust's independent public accountants, as indicated in their report dated February 10, 1995 on the Trust's financial statements as of December 31, 1994 included in the Trust's Statement of Additional Information under "Financial Information." Additional performance information is contained in the 1994 Annual Report to Shareholders and is available upon request and without charge by calling 1-800-932-7782. This table should be read in conjunction with the Trust's financial statements and notes thereto.

For a Class A Share Outstanding Throughout the Period.

                                                                                                      NEW JERSEY
                              SHORT-TERM INVESTMENT                FIXED INCOME                  MUNICIPAL SECURITIES
                                  FUND--CLASS A                    FUND--CLASS A                     FUND--CLASS A
                          -------------------------------  --------------------------------  --------------------------------
                          01/01/94  01/01/93   04/01/92    01/01/94   01/01/93   04/01/92    01/01/94   01/01/93   05/04/92
                             TO        TO          TO         TO         TO          TO         TO         TO          TO
                          12/31/94  12/31/93  12/31/92 (1) 12/31/94   12/31/93  12/31/92 (1) 12/31/94   12/31/93  12/31/92 (2)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period....   $10.01   $ 10.01     $ 10.00     $10.68     $ 10.38    $ 10.00     $10.85    $ 10.29     $ 10.00
------------------------------------------------------------------------------------------------------------------------------
Income from Investment
 Operations:
 Net Investment Income..     0.35      0.29        0.27       0.59        0.61       0.49       0.48       0.50        0.30
 Net Realized and
  Unrealized Gains
  (Loss) on Securities .    (0.04)      --         0.03      (1.18)       0.52       0.44      (0.92)      0.56        0.29
------------------------------------------------------------------------------------------------------------------------------
 Total Income from
  Investment Operations.     0.31      0.29        0.30      (0.59)       1.13       0.93      (0.44)      1.06        0.59
------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
 Dividends from Net
  Investment Income.....    (0.35)    (0.29)      (0.27)     (0.59)      (0.61)     (0.49)     (0.48)     (0.50)      (0.30)
 Distributions from
  Realized Capital Gain.      --        --        (0.02)     (0.06)      (0.22)     (0.06)       --        0.00         --
------------------------------------------------------------------------------------------------------------------------------
 Total Distributions....    (0.35)    (0.29)      (0.29)     (0.65)      (0.83)     (0.55)     (0.48)     (0.50)      (0.30)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................   $ 9.97   $ 10.01     $ 10.01     $ 9.44     $ 10.68    $ 10.38     $ 9.93    $ 10.85     $ 10.29
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Return............     3.21%     2.96%       3.47%*    (5.66)%     11.05%     11.60%*    (4.12)%    10.48%       9.01%*
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL
 DATA
Net Assets, End of
 Period (000)...........  $29,187   $31,337     $30,998    $96,558    $113,892    $89,701    $19,977    $27,064      $9,395
Ratio of Expenses to
 Average Net Assets.....     0.80%     0.80%       0.80%*     0.80%       0.80%      0.80%*     0.27%      0.20%       0.46%*
Ratio of Expenses to
 Average Net Assets
 (Excluding Waivers)....     0.94%     0.95%       1.01%*     0.90%       0.91%      0.94%*     0.93%      1.00%       1.22%*
Ratio of Net Income to
 Average Net Assets.....     3.51%     2.94%       3.50%*     5.91%       5.59%      6.24%*     4.65%      4.57%       4.56%*
Ratio of Net Income to
 Average Net Assets
 (Excluding Waivers)....     3.37%     2.79%       3.29%*     5.81%       5.48%      6.10%*     3.99%      3.77%       3.80%*
Portfolio Turnover Rate.    68.39%    81.92%      68.15%     15.24%      49.49%     23.86%     16.81%     23.83%       2.23%
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

 * Annualized
(1) The Short-Term Investment and the Fixed Income Funds commenced operations on April 1, 1992. Ratios for this period have been annualized.
(2) The New Jersey Municipal Securities Fund commenced operations on May 4, 1992. Ratios for this period have been annualized.

For a Class A Share Outstanding Throughout the Period.

                                INTERMEDIATE-TERM               PENNSYLVANIA
                              GOVERNMENT SECURITIES         MUNICIPAL SECURITIES           GNMA
                                  FUND--CLASS A                 FUND--CLASS A          FUND--CLASS A
                          --------------------------------- ---------------------- ----------------------
                          01/01/94   01/01/93    04/01/92   01/01/94    05/03/93   01/01/94    05/03/93
                             TO         TO          TO         TO          TO         TO          TO
                          12/31/94   12/31/93  12/31/92 (1) 12/31/94  12/31/93 (2) 12/31/94  12/31/93 (2)
---------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period....   $10.53    $ 10.23     $ 10.00     $10.17     $ 10.00     $ 9.85     $ 10.00
---------------------------------------------------------------------------------------------------------
Income from Investment
 Operations:
 Net Investment Income..     0.51       0.52        0.41       0.36        0.23       0.54        0.34
 Net Realized and
  Unrealized Gains
  (Loss) on Securities..    (1.01)      0.32        0.24      (0.62)       0.17      (1.00)      (0.15)
---------------------------------------------------------------------------------------------------------
 Total Income from
  Investment Operations.    (0.50)      0.84        0.65      (0.26)       0.40      (0.46)       0.19
---------------------------------------------------------------------------------------------------------
Less Distributions:
 Dividends from Net
  Investment Income.....    (0.51)     (0.52)      (0.41)     (0.36)      (0.23)     (0.53)      (0.34)
 Distributions from
  Realized Capital Gain.    (0.01)     (0.02)      (0.01)       --          --       (0.01)        --
---------------------------------------------------------------------------------------------------------
 Total Distributions....    (0.52)     (0.54)      (0.42)     (0.36)      (0.23)     (0.54)      (0.34)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................   $ 9.51    $ 10.53     $ 10.23     $ 9.55     $ 10.17     $ 8.85     $  9.85
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Total Return............    (4.85)%     8.32%       7.95%*    (2.58)%      6.01%*    (4.71)%      2.80%*
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Ratios and Supplemental
 Data
Net Assets, End of
 Period (000)...........  $26,277    $34,075     $16,327     $2,734      $2,922     $6,983     $10,900
Ratio of Expenses to
 Average Net Assets.....     0.80%      0.80%       0.80%*     0.80%       0.80%*     0.80%       0.80%*
Ratio of Expenses to
 Average Net Assets
 (Excluding Waivers)....     0.95%      1.00%       1.11%*     1.61%       1.48%*     0.97%       1.08%*
Ratio of Net Income to
 Average Net Assets.....     5.13%      4.87%       5.30%*     3.67%       3.35%*     5.72%       4.48%*
Ratio of Net Income to
 Average Net Assets
 (Excluding Waivers)....     4.98%      4.67%       4.99%*     2.86%       2.67%*     5.55%       4.20%*
Portfolio Turnover Rate.    40.27%     31.69%      12.38%     38.20%      16.51%    102.77%     252.73%
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

 * Annualized.
(1) The Intermediate-Term Government Securities Fund commenced operations on April 1, 1992. Ratios for this period have been annualized.
(2) The Pennsylvania Municipal--Class A Fund and the GNMA--Class A Fund commenced operations on May 3, 1993. Ratios for this period have been annualized.

THE TRUST

THE PILLAR FUNDS (the "Trust") consist of open-end management investment companies that have diversified and non-diversified portfolios. The Trust offers units of beneficial interest ("shares") in one of fifteen separate investment portfolios. Shareholders may purchase shares in each portfolio (except for the U.S. Treasury Securities Plus Money Market Fund) through two separate classes (Class A and Class B) which provide for variations in distribution costs, voting rights and dividends. Except for these differences between classes, each share of each portfolio represents an undivided, proportionate interest in that portfolio. This Prospectus relates to the Class A shares of the Trust's Short-Term Investment, Fixed Income, New Jersey Municipal Securities, Pennsylvania Municipal Securities, Intermediate-Term Government Securities and GNMA Funds (each of these, a "Fund"). Each of the Funds is a diversified mutual fund except for the New Jersey and Pennsylvania Municipal Securities Funds, which are non-diversified mutual funds. Information regarding the Trust's other portfolios and the Class B shares of the Funds is contained in separate prospectuses that may be obtained from the Trust's Distributor, SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087 or by calling 1-800-932-7782.

SHARES OF THE TRUST ARE NOT DEPOSITS, OBLIGATIONS OR ACCOUNTS (TRUST OR OTHERWISE) OF, OR INSURED, GUARANTEED, SPONSORED OR ENDORSED BY, ANY BANK (INCLUDING UNITED JERSEY BANK OR ITS AFFILIATES OR CORRESPONDENTS), ANY STATE OR STATE AGENCY, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE U.S. GOVERNMENT OR ANY U.S. GOVERNMENT AGENCY.

SHARES OF THE TRUST ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SEE "INVESTMENT OBJECTIVES AND POLICIES -- RISK FACTORS; ADDITIONAL RISK FACTORS FOR NEW JERSEY MUNICIPAL SECURITIES; ADDITIONAL RISK FACTORS FOR PENNSYLVANIA MUNICIPAL SECURITIES."

INVESTMENT OBJECTIVES AND POLICIES

THE SHORT-TERM INVESTMENT FUND

The investment objective of this Fund is to provide a high level of total return, primarily through income, consistent with preservation of capital. There is no assurance that the investment objective will be met. The Fund may not invest in certain securities that may earn a higher return but which are more volatile and riskier than the Fund's permitted investments.

At least 65% of the Fund's assets will be invested in (i) bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book entry system ("U.S. Treasury obligations") (ii) obligations issued or guaranteed as to principal and interest by agencies and instrumentalities of the U.S. Government; (iii) corporate debt obligations rated in one of the three highest rating categories by a nationally recognized statistical ratings organization ("NRSRO") or determined by the Adviser to be of comparable quality at the time of investment; (iv) commercial paper rated in the highest short-term rating category by an NRSRO or determined by the Adviser to be of comparable quality at the time of investment; (v) short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; (vi) securities of the government of Canada and its provincial and local governments; (vii) custodial receipts evidencing separately traded interest and principal component parts of U.S. Treasury obligations; and (viii) repurchase agreements involving such securities. Of this amount, the Fund may, for temporary defensive purposes, invest up to 35% of its assets in commercial paper rated in one of the two highest short-term rating categories or determined by the Adviser to be of comparable quality at the time of investment. Securities rated A are considered to be investment grade and of high credit quality. Issues rated A could be more vulnerable to adverse developments than obligations with higher ratings. In addition, the Fund may invest in corporate bonds and debentures and commercial paper issued by foreign issuers.

The remaining 35% of the Fund's assets may be invested in (i) mortgage-backed securities consisting of collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs") that are rated in one of the top two rating categories by an NRSRO and which are backed solely by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. Government or its agencies and instrumentalities; and (ii) asset backed securities secured by company receivables, truck and auto loans, leases and credit card receivables rated in one of the top two rating categories by an NRSRO.

The Fund will maintain a dollar-weighted average maturity of three years or less.

THE FIXED INCOME FUND

The investment objective of this Fund is to provide a high level of total return, primarily through current income and capital appreciation, consistent with preservation of capital. There is no assurance that the investment objective will be met. The Fund may not invest in certain securities that may earn a higher return but which are more volatile and riskier than the Fund's permitted investments.

The Fund will be invested in the same investments, and its assets subject to the same restrictions, as the Short-Term Investment Fund, although the actual composition of the two Funds will normally differ substantially due to maturity considerations.

The Fund expects to maintain a dollar-weighted average maturity of fifteen years. The Advisor may vary this maturity substantially in anticipation of a change in the interest rate environment.

THE NEW JERSEY MUNICIPAL SECURITIES FUND

The investment objective of this Fund is to provide current income exempt from both Federal and New Jersey income taxes, consistent with preservation of capital. There is no assurance that the investment objective will be met.

The New Jersey Municipal Securities Fund will invest at least 80% of its net assets in obligations issued by or on behalf of the states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest of which, in the opinion of bond counsel for the issuer, is exempt from Federal income tax (collectively, "Municipal Securities"). Under normal circumstances, except where acceptable securities are unavailable as determined by the Advisor, at least 65% of the Fund's assets will be invested in Municipal Securities, the interest of which, in the opinion of bond counsel for the issuer, is exempt from the New Jersey gross income tax ("New Jersey Municipal Securities"). The Fund will primarily purchase (i) municipal bonds rated in one of the three highest rating categories by an NRSRO; (ii) municipal notes rated in one of the two highest rating categories by an NRSRO; (iii) commercial paper rated in one of the two highest short-term rating categories by an NRSRO Moody's Investors Service, Inc. ("Moody's"); (iv) any of the foregoing determined by the Advisor to be of comparable quality at the time of investment; or (v) securities of closed-end investment companies traded on a national securities exchange. Securities rated A are considered to be investment grade and of high credit quality. Issues rated A could be more vulnerable to adverse developments than obligations with higher ratings.

The Fund expects to maintain a dollar-weighted average portfolio maturity of less than fifteen years.

The New Jersey Municipal Securities Fund is a non-diversified investment company which means that more than 5% of its assets may be invested in each of one or more issuers. Since a relatively high percentage of assets of the Fund may be invested in the obligations of a limited number of issuers, the value of shares of the Fund may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. The Fund intends to satisfy the diversification requirements necessary to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code").

The New Jersey Municipal Securities Fund reserves the right to engage in "put" transactions although it has no present intention to do so. In addition, the Advisor has discretion to invest up to a total of 20% of the Fund's assets in taxable money market instruments (including repurchase agreements) and securities subject to the alternative minimum tax. However, the Fund generally intends to be fully invested in securities exempt from federal income tax.

THE PENNSYLVANIA MUNICIPAL SECURITIES FUND

The investment objective of this Fund is to provide current income exempt from both federal and Pennsylvania income taxes, consistent with preservation of capital. There is no assurance that this investment objective will be met.

At least 80% of the Fund's assets will be invested in Municipal Securities. Under normal circumstances, except, where acceptable securities are unavailable as determined by the Advisor, at least 65% of the Fund's assets will be invested in Municipal Securities, the interest of which, in the opinion of bond counsel for the issuer, is exempt from Pennsylvania income tax. The Portfolio may invest up to 10% of its assets in securities the income tax from which is subject to the alternative minimum tax.

Municipal Securities that the Fund may purchase include (i) municipal bonds which are rated BBB or better by S&P or Baa or better by Moody's at the time of investment or, if not rated, determined by the Advisor to be of comparable quality; (ii) municipal notes which are rated at least SP-1 by S&P or MIG-1 or V-MIG-1 by Moody's at the time of investment or, if not rated, determined by the Advisor to be of comparable quality; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's at the time of investment or, if not rated, determined by the Adviser to be of comparable quality. Bonds rated BBB by S&P or Baa by Moody's have speculative characteristics. Municipal obligations owned by the Fund which become less than the prescribed investment quality shall be sold at a time when, in the judgment of the Adviser, it does not substantially impact the market value of the Fund.

The Fund may invest in commitments to purchase such securities on a "when issued" basis, and reserves the right to engage in "put" transactions. The Fund may also purchase other types of tax- exempt instruments as long as they are of a quality equivalent to the long-term bond or commercial paper ratings stated above. Although permitted to do so, the Fund has no present intention to invest in repurchase agreements or purchase securities subject to the alternative minimum tax.

The Fund expects to maintain a dollar-weighted average portfolio maturity of less than fifteen years.

THE INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND

The objective of this Fund is to preserve principal value and maintain a high degree of liquidity while providing current income. There is no assurance that the investment objective will be met.

The Fund will be fully invested in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by the agencies and instrumentalities of the U.S. Government.

The Fund will maintain a dollar-weighted average maturity of three to ten years. Under normal circumstances, the Advisor anticipates that the Fund's dollar-weighted average maturity will be approximately five years; however; the Advisor may vary this average maturity substantially in anticipation of a change in the interest rate environment.

THE GNMA FUND

The investment objective of this Fund is to provide the highest level of current income consistent with preservation of principal and a high degree of liquidity. There is no assurance that the investment objective will be met.

The Fund invests primarily in mortgage pass-through securities with at least 65% of its total assets generally being invested in instruments issued by GNMA. The balance of the Fund's assets may consist of: (i) U.S. Treasury obligations;
(ii) obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. Government; (iii) repurchase agreements involving any of such obligations; and (iv) shares of money market investment companies investing exclusively in such obligations. The Fund intends to maintain a reasonable cash position in money market instruments which meet the foregoing criteria so as to provide a high degree of liquidity.

As a result of portfolio restructuring, the Fund's annual portfolio turnover rate, for the fiscal year ended December 31, 1994, was 275%. Such a turnover rate may result in higher transaction costs and may result in additional taxes for Shareholders. See "Taxes."

GENERAL INVESTMENT POLICIES

For temporary defensive purposes when the Advisor determines that market conditions warrant, each Fund (except the GNMA Fund) may invest up to 100% of its assets in the money market instruments described as permissible investments for the Short-Term Investment Fund and may hold a portion of its assets in cash. For temporary defensive purposes when the Advisor determines that market conditions warrant, the GNMA Fund may invest up to 100% of its assets in those money market instruments which are among its permitted investments. To the extent a Fund is engaged in temporary defensive investments, the Fund will not be pursuing its investment objective.

Each of the Funds except the New Jersey and Pennsylvania Municipal Securities Funds may purchase mortgage-backed securities issued or guaranteed as to payment of principal and interest by the United States government or its agencies or instrumentalities. The Short-Term Investment and Fixed Income Funds may also invest in mortgage-backed securities issued by private issuers rated in one of the two highest rating categories and backed by mortgage pass-throughs issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The principal governmental issuers or guarantors of mortgage-backed securities are GNMA, the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). The GNMA Fund may purchase mortgage pass-throughs, notes or debentures directly issued and guaranteed by GNMA, FNMA, FHLMC and Federal Home Loan Banks. Obligations of GNMA are backed by the full faith and credit of the United States Government while obligations of FNMA and FHLMC are supported by the respective agency only. The Funds may purchase mortgage-backed securities that are backed or collateralized by fixed, adjustable or floating rate mortgages.

Each of the Funds may invest in floating or variable rate obligations and may purchase securities on a when-issued basis. In addition, each Fund reserves the right to engage in securities lending but has no present intention to do so.

If after purchase the rating of a security held by a Fund drops below investment quality, such security shall be sold at a time when, in the judgment of the Advisor, it is not in the Fund's interest to continue to hold such security. For a description of each Fund's permitted investments and the ratings listed above, see the "Description of Permitted Investments" and "Description of Ratings" in the Statement of Additional Information.

RISK FACTORS

The market value of each Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments. Changes in the value of portfolio securities will not affect cash income derived from these securities but will affect a Fund's net asset value.

Mortgage-backed securities are subject to prepayment of the underlying mortgages. During periods of declining interest rates, prepayment of mortgages underlying these securities can be expected to accelerate. When the mortgage-backed securities held by a Fund are prepaid, the Fund must reinvest the proceeds in securities, the yield of which reflects prevailing interest rates. Thus, mortgage-backed securities may not be an effective means of locking in long-term interest rates for the Funds.

Investments in securities of foreign issuers may subject the Short-Term Investment and Fixed Income Funds to different risks than those attendant to investments in securities of U.S. issuers, such as differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, and political instability. There may also be less publicly available information with regard to foreign issuers than domestic issuers. In addition, foreign markets may be characterized by less liquidity, greater price volatility, less regulation and higher transaction costs than U.S. markets.

ADDITIONAL RISK FACTORS FOR NEW JERSEY MUNICIPAL SECURITIES

New Jersey Municipal Securities are primarily issued by or on behalf of the State of New Jersey, its political subdivisions, agencies and instrumentalities. The concentration in obligations of New Jersey issuers by the New Jersey Municipal Securities Fund subjects the Fund to special investment risks. In particular, changes in economic conditions and governmental policies of the State of New Jersey and its municipalities could adversely affect the value of the Fund and the securities held by it. For a further description of these risks, see "New Jersey Municipal Securities" in the Statement of Additional Information.

ADDITIONAL RISK FACTORS FOR PENNSYLVANIA MUNICIPAL SECURITIES

Under normal conditions the Fund will be fully invested in obligations which produce interest income exempt from Federal income tax and Pennsylvania state income tax. Accordingly, the Fund will have considerable investments in Pennsylvania municipal obligations. As a result, the Fund will be more susceptible to factors that adversely affect issuers of Pennsylvania obligations than a mutual fund which does not have as great a concentration in Pennsylvania municipal obligations.

An investment in the Fund will be affected by the many factors that affect the financial condition of the Commonwealth of Pennsylvania. For example, financial difficulties of the Commonwealth, its counties, municipalities and school districts that hinder efforts to borrow and lower credit ratings are factors which may affect the Fund. See "Pennsylvania Municipal Securities" in the Statement of Additional Information.

FUND TURNOVER

Under normal circumstances, it is anticipated that the annual portfolio turnover rate for each Fund will not exceed 100%.

INVESTMENT LIMITATIONS

The investment objective and the following investment limitations are fundamental policies of each Fund. In addition, it is a fundamental policy of the New Jersey and Pennsylvania Municipal Securities Funds to invest at least 80% of total assets in Municipal Securities. Fundamental policies cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares.

Each Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; provided, however, that the limitation does not apply to the New Jersey Municipal Securities or Pennsylvania Municipal Securities Funds. This restriction applies to 75% of each Fund's total assets.

2. Purchase any securities which would cause more than 25% of the total assets of any Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities or to investments in tax-exempt securities issued by governments or political subdivisions of governments. For purposes of this limitation, (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; and (ii) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

3. Make loans, except that a Fund may (a) purchase or hold debt instruments in accordance with its investment objective and policies; (b) enter into repurchase agreements; and (c) engage in securities lending as described in this Prospectus and in the Statement of Additional Information.

The foregoing percentage limitations will apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information.

THE ADVISOR

United Jersey Bank Investment Management Division, a division of United Jersey Bank (the "Advisor") serves as the Advisor of the Trust. The Advisor makes the investment decisions for the assets of each Fund and continuously reviews, supervises and administers each Fund's investment program subject to the supervision of, and policies established by, the Trustees of the Trust.

United Jersey Bank, 210 Main Street, Hackensack, NJ 07601, was chartered in 1899 and has been exercising trust powers and managing money since 1916. The Investment Management Division began as a separate operating division of the Bank in 1973. The Bank's investment experts have, on average, over 20 years of experience in investment management. As of December 31, 1994, total assets under management were more than $3 billion.

United Jersey Bank is a wholly-owned subsidiary of UJB Financial Corp., an interstate bank holding company with $15.4 billion in assets and 270 banking offices in New Jersey and Eastern Pennsylvania as of December 31, 1994.

Robert B. Lowe is a Vice President of the Advisor and currently manages the Short-Term Investment, Fixed Income, and GNMA Funds. Mr. Lowe has managed the Short-Term Investment and Fixed Income Funds since their inception in April, 1992. He has managed the GNMA Fund since its inception in May, 1993. Mr. Lowe has investment responsibility for equity and fixed income portfolios in the Princeton Investment Office and joined United Jersey Bank in 1989.

Effective September 30, 1994, Randolph E. Lestyk serves as portfolio manager for the Pennsylvania Municipal Securities Fund. Mr. Lestyk is a Vice President and Regional Manager of the Advisor. Mr. Lestyk manages the investment function in Pennsylvania and has responsibility for both equity and fixed income portfolios. Prior to joining United Jersey Bank in January, 1994, Mr. Lestyk was involved in equity and fixed income investing at several financial institutions, serving as Director of Fixed Income Investing, Head of Trust Investments, and most recently as Senior Vice President and Chief Investment Officer of a major insurance company in Pennsylvania.

Charlene P. Palmer is a Vice President of the Advisor and has managed the New Jersey Municipal Securities Fund since its inception in May, 1992. Mrs. Palmer's experience has emphasized tax-exempt bonds. She joined United Jersey Bank in 1981.

Frances M. Tendall is a Vice President and Regional Manager (Princeton) of the Advisor. Mrs. Tendall has managed the Intermediate-Term Government Securities Fund since its inception in April, 1992 and co-manages the U.S. Treasury Securities Money

Market Fund. Mrs. Tendall joined United Jersey Bank in 1982 and is currently responsible for managing both equity and fixed income portfolios.

The Advisor is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .60% of the average daily net assets of each Fund. The Advisor has voluntarily agreed to waive all or a portion of its fees in order to limit the operating expenses of Class A of each Fund to .80%. For the fiscal year ended December 31, 1994, each Fund paid the Adviser the following advisory fee (shown as a percentage of its average daily net assets): Short-Term Investment Fund, .46%; Fixed Income Fund, .50%; New Jersey Municipal Securities Fund, .15%; Pennsylvania Municipal Securities Fund, .00%; Intermediate-Term Government Securities Fund, .45%; and GNMA Fund, .43%. The Advisor reserves the right to terminate its fee waiver at any time in its sole discretion.

United Jersey Bank has also entered into a Custodian Agreement with the Trust, under which it will provide all securities safekeeping services as required by the Funds and the Investment Company Act of 1940, as amended. The Trust pays United Jersey Bank (referred to herein in its custodial capacity as the "Custodian") a custodian fee, which is calculated daily and paid monthly, at an annual rate of .025% of the average daily net assets of each Fund.

The Glass-Steagall Act restricts the securities activities of banks such as United Jersey Bank, but federal regulatory authorities permit such banks to provide investment advisory and other services to mutual funds. Should this position be challenged successfully in court or reversed by legislation, the Trust might have to make other investment advisory arrangements.

THE ADMINISTRATOR

SEI Financial Management Corporation (the "Administrator"), a wholly-owned subsidiary of SEI Corporation ("SEI"), serves as the Administrator of the Trust. The Administrator provides the Trust with administrative services, other than investment advisory services, including regulatory reporting, all necessary office space, equipment, personnel and facilities.

The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .20% of the average daily net assets of each Fund. The Administrator has agreed to waive all or a portion of its fees in order to limit the total operating expenses of Class A of the New Jersey Municipal Securities Fund and the Pennsylvania Municipal Securities Fund to
 .80%. The Administrator reserves the right to terminate its fee waiver at any time in its sole discretion.

THE SHAREHOLDER SERVICING AGENT

SEI Financial Management Corporation acts as the dividend dispursing agent and shareholder servicing agent for the Trust. SEI Financial Management Corporation also acts as the transfer agent for the Trust.

THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI, acts as the Distributor for the Trust. No compensation is paid to the Distributor for distribution services for the Class A shares of any Fund. Class B shares of each Fund bear the costs of their distribution expenses and related service fees at the annual rate of up to .25% of the average daily net assets of the Fund. In addition, a maximum sales charge of 4% is imposed on the sale of Class B shares of the Fixed Income and Intermediate-Term Government Securities Funds, 3% on the sale of Class B shares of the GNMA Fund, and 1% on Class B shares of the Short-Term Investment, New Jersey Municipal Securities and Pennsylvania Municipal Securities Funds. Class A shares of each Fund are offered without distribution fees (i) to institutional investors (including United Jersey Bank, its affiliates and correspondent banks) for the investment of their own funds, and (ii) to individuals and institutions (including United Jersey Bank, its affiliates and correspondent banks) but (A) only for the investment of funds held by such individuals or institutions in a fiduciary, agency, custodial or other representative capacity, and (B) only if such individuals or institutions are able to provide complete shareholder recordkeeping services with respect to shares purchased and held in such capacity.

Class B shares of each Fund are offered to all persons. Consequently, it is possible that individuals or institutions may offer different classes of shares to their customers and thus receive different compensation with respect to different classes of shares. In addition, individuals or institutions that are the record owner of shares for the account of their customers may impose separate fees for account services to their customers. The Funds may also execute brokerage or other agency transactions through an affiliate of the Advisor or through the Distributor for which the affiliate or the Distributor receives compensation.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions of shares of each Fund may be made on any Business Day. State securities laws may require banks and financial institutions purchasing shares for their customers to register as dealers pursuant to state laws.

A purchase order will be effective as of the Business Day received by the Distributor if the Distributor receives the order before 4:00 p.m., Eastern time, provided the Custodian receives Federal funds before 12:00 noon, Eastern time, on the next Business Day. However, an order may be cancelled if the Custodian does not receive Federal Funds before 12:00 noon, Eastern time, on the next Business Day, and the investor could be liable for any fees or expenses incurred by the Trust. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow time for processing and transmittal of these orders to the Distributor for effectiveness the same day. The purchase price of shares of each Fund is the net asset value next determined after a purchase order is effective. The net asset value per share of each Fund is determined by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total outstanding shares of the Fund. A Fund may use a pricing service to provide market quotations. A pricing service may use a matrix system of valuation to value fixed income securities which considers factors such as securities prices, yield features, ratings and developments related to a specific security. Net asset value per share is determined as of 4:00 p.m., Eastern time, on each Business Day. Purchases will be made in full and fractional shares of the Trust calculated to three decimal places.

The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust or its Shareholders to accept such order.

Shareholders who desire to redeem shares of the Fund must place their redemption orders prior to 4:00 p.m. Eastern time, on any Business Day, for the order to be effective on that Business Day. The redemption price of shares is the net asset value of the Fund next determined after the redemption order is effective. Payment on redemption will be made as promptly as possible and, in any event, within seven Business Days after the redemption order is effective.

The Funds intend to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities with a market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

PERFORMANCE

From time to time, the Funds may advertise yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30 day period. The yield is calculated by assuming that the income generated by the investment during that period is generated over one year and is shown as a percentage of the investment.

The total return of a Fund refers to the average compounded rate of return on a hypothetical investment for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions.

The New Jersey and Pennsylvania Municipal Securities Funds may also advertise a "tax-equivalent yield", which is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the respective Fund's yield, assuming certain tax brackets for a Shareholder.

The advertised performance on Class A shares will normally be higher than for Class B shares because Class A shares are not subject to distribution expenses charged to Class B shares. The actual return to a Shareholder on Class A shares may be reduced by any administrative or management charges that may be imposed by individuals or institutions on their customers for account services. The actual return to Shareholders on Class B shares will be reduced by the amount of any sales load paid on Class B shares.

A Fund may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical) or financial and business publications and periodicals, of broad groups of comparable mutual funds, unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs or to other investment alternatives. The Fund may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance. The Fund may quote Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Fund may use long term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Fund may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

A Fund may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of the Funds or their Shareholders. Accordingly, Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes.

TAX STATUS OF THE FUNDS

Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other Funds. Each Fund intends to qualify for the special tax treatment afforded RICs under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so as to be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) which is distributed to Shareholders.

TAX STATUS OF DISTRIBUTIONS

Each Fund will distribute substantially all of its net investment income (including, for this purpose, net short-term capital gain) to Shareholders. Dividends from net investment income will be taxable to Shareholders as ordinary income whether received in cash or in additional shares and will not qualify for the dividends-received deduction otherwise available to corporate shareholders. Any net capital gains will be distributed annually and distributions of net capital gains will be taxed to Shareholders as long-term capital gains, regardless of how long the Shareholder has held shares. Capital gains distributions also will not qualify for the dividends-received deduction. Each Fund will make annual reports to Shareholders of the federal income tax status of all distributions.

Certain securities purchased by the Funds (such as STRIPS, TRs, TIGRs and CATS, defined under "Description of Permitted Investments") are sold at original issue discount and thus do not make periodic cash interest payments. A Fund will be required to include as part of its current income the accreted interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its Shareholders, the Fund may have to sell portfolio securities to distribute such accreted income, which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in a taxable gain or loss.

Interest received on direct U.S. Government obligations that is exempt from tax at the state level when received directly may be exempt, depending on the state, when received by a Shareholder from a Fund provided certain conditions are satisfied. Each Fund will inform Shareholders annually of the percentage of income and distributions derived from direct U.S. Government obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from a Fund is considered tax exempt in their particular states.

Dividends declared by a Fund in October, November or December of any year and payable to Shareholders of record on a date in that month will be deemed to have been paid by the Fund and received by the Shareholders on the last day of that month if paid by the Fund at any time during the following January.

Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax.

Sale, exchange or redemption of Fund shares is a taxable event to a Shareholder.

Income derived by a Fund from obligations of foreign issuers may be subject to foreign withholding taxes. The Fund will not be able to elect to treat Shareholders as having paid their proportionate share of such foreign taxes.

ADDITIONAL CONSIDERATIONS FOR THE NEW JERSEY MUNICIPAL SECURITIES AND PENNSYLVANIA MUNICIPAL SECURITIES FUNDS

The New Jersey and Pennsylvania Municipal Securities Funds will each distribute all of their net investment income (including net short-term capital gain) to their respective Shareholders. If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's assets consist of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its Shareholders. Those dividends constitute the portion of the aggregate dividends as designated by the Fund, equal to the excess of the excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a Shareholder's gross income for federal income tax purposes, but may have alternative minimum tax consequences. See the Statement of Additional Information.

Current federal law limits the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of a Fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt-interest dividends".

Interest on indebtedness incurred or continued by a Shareholder in order to purchase or carry shares of the New Jersey and Pennsylvania Municipal Securities Funds is not deductible for federal income tax purposes. Furthermore, the Fund may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development private activity bonds. Such persons should consult their tax advisers before purchasing shares. A "substantial user" is defined generally to include "certain persons" who regularly use in their trade or business a part of a facility financed from the proceeds of such bonds.

NEW JERSEY TAX CONSIDERATIONS

Investors of the New Jersey Municipal Securities Fund will not be subject to the New Jersey Gross Income Tax on distributions from the Fund attributable to interest income from (and net gain, if any, from the disposition of) New Jersey Municipal Securities or obligations of the United States, its territories and possessions and certain of its agencies and instrumentalities ("Federal Securities") held by the Fund, either when received by the Fund or when credited or distributed to the investors, provided that the Fund meets the requirements for a qualified investment fund by: 1) maintaining its registration as a registered investment company with the Securities and Exchange Commission; 2) investing at least 80% of the aggregate principal amount of the Fund's investments, excluding financial options, futures, forward contracts, or other similar financial instruments relating to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto to the extent such instruments are authorized under the regulated investment company rules under the Code, cash and cash items, which cash items shall include receivables, in New Jersey Municipal Securities or Federal Securities at the close of each quarter of the tax year; 3) investing 100% of its assets in interest-bearing obligations, discount obligations, cash and cash items, including receivables including financial options, futures, forward contracts, or other similar financial instruments relating to interest-bearing obligations, discount obligations or bond indexes related thereto; and 4) complying with certain continuing reporting requirements.

For New Jersey Gross Income Tax purposes, net income or gains and distributions derived from investments in other than New Jersey Municipal Securities and federal Securities, and distributions from net realized capital gains in respect of such investments, will be taxable.

Gain on the disposition of Shares is not subject to New Jersey Gross Income Tax, provided that the Fund meets the requirements for a qualified investment fund set forth above.

PENNSYLVANIA TAX CONSIDERATIONS

For purposes of the Pennsylvania Personal Income Tax and the Philadelphia School District Investment Net Income Tax, distributions which are attributable to interest received by the Pennsylvania Municipal Securities Fund from its investments in Pennsylvania Municipal Securities or Federal Securities are not taxable. Distributions by the Fund to a Pennsylvania resident that are attributable to most other sources may be subject to the Pennsylvania Personal Income Tax and (for residents of Philadelphia) to the Philadelphia School District Investment Net Income Tax.

Distributions paid by the Fund which are excludable as exempt income for federal tax purposes are not subject to the Pennsylvania corporate net income tax. An additional deduction from Pennsylvania taxable income is permitted for the amount of distributions paid by the Fund attributable to interest received by the Fund from its investments in Pennsylvania Municipal Securities and Federal Securities to the extent included in federal taxable income, but such a deduction is reduced by any interest on indebtedness incurred to carry the securities and other expenses incurred in the production of such interest income, including expenses deducted on the federal income tax return that would not have been allowed under the Code if the interest were exempt from federal income tax. Distributions by the Fund attributable to most other sources may be subject to the Pennsylvania corporate net income tax. It is the current position of the Pennsylvania Department of Revenue that Fund shares are considered exempt assets (with a pro rata exclusion based on the value of the Fund attributable to its investments in Pennsylvania Municipal Securities and Federal Securities for purposes of determining a corporation's capital stock value subject to the Commonwealth's capital stock or franchise tax.

Shares purchased as an investment in the Pennsylvania Municipal Securities Fund are exempt from Pennsylvania county personal property taxes and (as to residents of Pittsburgh) from personal property taxes imposed by the City of Pittsburgh and the School District of Pittsburgh to the extent that the Fund's investments consist of obligations which are themselves exempt from taxation in Pennsylvania.

The Fund intends to invest primarily in obligations which produce interest exempt from federal and Pennsylvania taxes. If the Fund invests in obligations that are not exempt for Pennsylvania purposes but are exempt for federal purposes, a portion of the Fund's distributions will be subject to Pennsylvania personal income tax.

GENERAL INFORMATION

THE TRUST

The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated September 9, 1991. The Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each Fund. In addition to the Portfolios, the Trust consists of the following portfolios:
U.S. Treasury Securities Money Market Fund, U.S. Treasury Securities Plus Money Market Fund, Prime Obligation Money Market Fund, Tax-Exempt Money Market Fund, Equity Value Fund, Equity Income Fund, Mid Cap Value Fund, Balanced Growth Fund and International Growth Fund. All consideration by the Trust for shares of any Fund and all assets of such Fund belong to that Fund and would be subject to liabilities related thereto.

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares under Federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

TRUSTEES OF THE TRUST

The management and affairs of the Trust are supervised by a board of trustees (the "Trustees") under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

VOTING RIGHTS

Each share held entitles a Shareholder of record to one vote. The Shareholders of each Fund or class will vote separately on matters relating solely to that Fund or class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of Shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

REPORTING

The Trust issues unaudited financial information semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other reports to Shareholders of record.

SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to The Pillar Funds, P.O. Box 239, Wayne, PA 19087-0239.

DIVIDENDS

Each Fund declares dividends of
substantially all of its net investment income (exclusive of capital gains) daily and distributes such dividends on or about the first Business Day of the following month. Shares purchased begin earning dividends on the Business Day after payment is received by the Custodian. Normally, this will occur within two Business Days after the order is effective. If any capital gain is realized, substantially all of it will be distributed at least annually.

Shareholders automatically receive all income dividends and capital gain distributions in additional shares, unless the Shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Administrator at least 15 days prior to the distribution.

Dividends and distributions of each Fund are paid on a per-share basis. The amount of dividends payable on Class A shares will be more than the dividends payable on the Class B shares because of the distribution expenses charged to Class B shares.

COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS

Morgan, Lewis & Bockius serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.

DESCRIPTION OF PERMITTED INVESTMENTS

The following is a description of certain of the permitted investments for the
Funds:

ASSET-BACKED SECURITIES--Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

Asset-backed securities are not issued or guaranteed by the United States Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

BANKERS' ACCEPTANCE--A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT--Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER--The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

DERIVATIVES--Derivatives are securities that derive their value from other securities. The following are considered derivative securities: options on futures, futures, options (e.g., puts and calls), swap agreements, mortgage-backed securities (CMOs, REMICs, IOs and POs), when-issued securities and forward commitments, floating and variable rate securities, convertible securities, "stripped" U.S. Treasury securities (e.g., Receipts and STRIPs), and privately issued stripped securities (e.g., TGRs, TRs and CATS). See elsewhere in this "Description of Permitted Investments" for discussions of these various instruments, and see "Investment Objectives and Policies" for more information about any investment policies and limitations applicable to their use.

MORTGAGE-BACKED SECURITIES--Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed-rate mortgages, graduated payment mortgages, and adjustable rate mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.

Government Pass-Through Securities: These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, FNMA and FHLMC. FNMA and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but FNMA and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, FNMA and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and FNMA also each guarantees timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCs) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

Private Pass-Through Securities: These are mortgage-backed securities issued by a non-governmental entity, such as a trust. These securities include collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs") that are rated in one of the top two rating categories. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

Collateralized Mortgage Obligations ("CMOs"): CMOs are debt obligations or multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO, often referred to as a "tranche," is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier then their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

REMICs: A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by FNMA or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or FNMA, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. FNMA REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by FNMA.

Parallel Pay Securities; PAC Bonds: Parallel pay CMOs and REMICS are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

REITs: REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The value of interests in REITs may be affected by the value of the property owned or the quality of the mortgages held by the trust.

Stripped Mortgage-Backed Securities ("SMBs"): SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments and is thus termed an interest-only class ("IO"), while the other class may receive all of the principal payments and is thus termed the principal-only class ("PO"). The value of IOs tends to increase as rates rise and decrease as rates fall; the opposite is true of POs. SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities can experience wide swings in value in response to changes in interest rates and associated mortgage prepayment rates. During times when interest rates are experiencing fluctuations, such securities can be difficult to price on a consistent basis. The market for SMBs is not as fully developed as other markets; SMBs therefore may be illiquid.

Risk Factors: Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

MUNICIPAL SECURITIES--Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (tolls from a toll bridge, for example.) Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Municipal securities include municipal notes and municipal bonds. Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes, construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.

STANDBY COMMITMENTS AND PUTS--Securities subject to standby commitments or puts permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to a Fund owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium will have the effect of reducing the yield otherwise payable on the underlying security. A Fund will limit standby commitment or put transactions to institutions believed to present minimal credit risk.

RECEIPTS--Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments.

TIME DEPOSITS--A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits are considered to be illiquid securities.

U.S. GOVERNMENT AGENCIES--Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank), while still others are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

U.S. TREASURY OBLIGATIONS--Bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS").

VARIABLE OR FLOATING RATE INSTRUMENTS--Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES (EQUITY AND DEBT SECURITIES)--When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment.

A Fund will maintain with the Custodian a separate account with liquid high grade debt securities or cash in an amount at least equal to these commitments. The interest rate, if any, realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. Debt and equity securities are subject to market fluctuation and it is possible that the market value at the time of settlement could be higher or lower than the purchase price. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Summary.....................................................................   2
Expense Summary.............................................................   4
Financial Highlights........................................................   5
The Trust...................................................................   7
Investment Objectives and Policies..........................................   7
Investment Limitations......................................................  11
The Advisor.................................................................  12
The Administrator...........................................................  13

The Shareholder Servicing Agent.............................................  13
The Distributor.............................................................  13
Purchase and Redemption of Shares...........................................  14
Performance.................................................................  14
Taxes.......................................................................  15
General Information.........................................................  18
Description of Permitted Investments........................................  19

                               THE PILLAR FUNDS

                               Fixed Income Fund
                                 Class B Shares

   Supplement dated December 15, 1995 to the Prospectus dated April 30, 1995


The Prospectus dated April 30, 1995 relating to the Short-Term Investment, Fixed Income, New Jersey Municipal Securities, Pennsylvania Municipal Securities, Intermediate-Term Government Securities and GNMA Funds of The Pillar Funds is hereby amended and supplemented by the following:

The investment policies of the Fixed Income Fund (the "Fund") are hereby amended as follows:

The Fund expects to maintain a dollar-weighted average maturity that will not exceed fifteen years.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

THE PILLAR FUNDS

                        Investment Advisor:
                        UNITED JERSEY BANK INVESTMENT MANAGEMENT DIVISION, A DIVISION OF UNITED JERSEY BANK

THE PILLAR FUNDS (the "Trust") consist of mutual fund portfolios seeking to provide a convenient and economical means of investing in one or more professionally managed portfolios of securities. This Prospectus relates to the following fixed income funds (collectively, the "Funds"; individually, a "Fund"):

  .SHORT-TERM INVESTMENT FUND
  .FIXED INCOME FUND
  .NEW JERSEY MUNICIPAL SECURITIES FUND
  .PENNSYLVANIA MUNICIPAL SECURITIES FUND
  .INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND
  .GNMA FUND

                                    CLASS B

The Trust's Class B Shares are offered to all persons (persons who own Class B shares of a fund are referred to herein as "Shareholders").


 CLASS B SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, ENDORSED OR GUARANTEED BY, ANY BANK (INCLUDING UNITED JERSEY BANK OR ITS AFFILIATES OR CORRESPONDENTS), ANY STATE OR STATE AGENCY, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE U.S. GOVERNMENT OR ANY U.S. GOVERNMENT AGENCY.

 AMOUNTS INVESTED IN THE FUNDS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

 SALES CHARGES ARE IMPOSED BY ALL FUNDS AT THE TIME OF PURCHASE.


This Prospectus sets forth concisely the information about the Trust that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated April 29, 1995, has been filed with the Securities and Exchange Commission and is available without charge through the Distributor, SEI Financial Services Company, 680 East Swedesford Road, Wayne, PA 19087-1658 or by calling 1-800-932-7782. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

APRIL 30, 1995

CLASS B

                                    SUMMARY

  THE PILLAR FUNDS (THE "TRUST") CONSIST OF OPEN-END MANAGEMENT INVESTMENT COMPANIES WHICH PROVIDE A CONVENIENT WAY TO INVEST IN PROFESSIONALLY MANAGED PORTFOLIOS OF SECURITIES. THE FOLLOWING PROVIDES BASIC INFORMATION ABOUT THE CLASS B SHARES OF THE TRUST'S SHORT-TERM INVESTMENT, FIXED INCOME, NEW JERSEY MUNICIPAL SECURITIES, PENNSYLVANIA MUNICIPAL SECURITIES, INTERMEDIATE-TERM GOVERNMENT SECURITIES AND GNMA FUNDS (COLLECTIVELY, THE "FUNDS"; INDIVIDUALLY, A "FUND").

  What are the Investment Objectives? The investment objectives of the respective Funds are as follows: The Short-Term Investment Fund--a high level of total return, primarily through current income, consistent with preservation of capital; the Fixed Income Fund--a high level of total return, primarily through current income and capital appreciation, consistent with the preservation of capital; the New Jersey Municipal Securities Fund--current income exempt from both federal and New Jersey income tax consistent with preservation of capital; the Pennsylvania Municipal Securities Fund--current income exempt from both federal and Pennsylvania income tax consistent with preservation of capital; the Intermediate-Term Government Securities Fund-- preservation of principal value and a high degree of liquidity while providing current income; and the GNMA Fund--the highest level of current income consistent with preservation of principal and a high degree of liquidity. There is no assurance that a Fund will meet its investment objective. See "Investment Objectives and Policies."

  What are the Permitted Investments? The Short-Term Investment and Fixed Income Funds invest at least 65% of their assets in (i) obligations issued or guaranteed as to principal and interest by the U.S. Government and its agencies and instrumentalities; (ii) corporate bonds and debentures; (iii) short-term commercial paper; (iv) short-term bank obligations; (v) securities of the government of Canada and its provincial and local governments; (vi) custodial receipts; and (vii) repurchase agreements involving such securities. These securities may include securities issued by foreign issuers which may subject the Funds to risks associated with foreign investments. The remaining 35% of their assets may be invested in non-governmental mortgage-backed and asset backed securities.

  The New Jersey and Pennsylvania Municipal Securities Funds invest at least 80% of assets in municipal obligations which produce interest that, in the opinion of bond counsel for the issuer, is exempt from federal income tax, and at least 65% of assets in obligations which produce interest that is exempt from applicable state income taxes.

  The Intermediate-Term Government Securities Fund invests in obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities.

  The GNMA Fund invests primarily in mortgage pass-through securities, with at least 65% of its total assets generally being invested in instruments issued by the Government National Mortgage Association ("GNMA").

  The investments of the Funds are subject to market and interest rate fluctuations which may affect the value of a Fund's shares. These fluctuations may be greater for the Fixed Income and New Jersey and Pennsylvania Municipal Securities Funds which expect to maintain dollar-weighted average maturities of greater than five years than for the other Funds which expect to maintain dollar-weighted average maturities of less than five years. In addition, the mortgage-backed securities that each of the Funds except the New Jersey and Pennsylvania Municipal Securities Funds may acquire are subject to the risk of prepayment during periods of declining interest rates which may affect the Funds' ability to lock-in longer term rates during such periods. See "Investment Objectives and Policies" and "Description of Permitted Instruments."

  Are There Additional Risk Factors for the New Jersey and Pennsylvania Municipal Securities Funds? The concentration of the New Jersey and Pennsylvania Municipal Securities Funds in municipal securities issued primarily by or on behalf of the states of New Jersey and Pennsylvania, respectively, subjects these Funds to special investment risks, such as the possible adverse affects of changes in economic conditions and governmental policies of the states or their underlying governmental units. These Funds will be more susceptible to such factors than a fund which does not have as great a concentration in municipal securities of a single state. See "Additional Risk Factors for New Jersey Municipal Securities" and "Additional Risk Factors for Pennsylvania Municipal Securities."

  Who is the Advisor? United Jersey Bank Investment Management Division, a division of United Jersey Bank, serves as the Advisor of the Trust. See "The Advisor."

  Who is the Administrator? SEI Financial Management serves as the Administrator of the Trust. See "The Administrator".

  Who is the Shareholder Servicing Agent? SEI Financial Management Corporation acts as dividend disbursing agent and shareholder servicing agent for the Trust and as transfer agent for the Trust under a separate agreement. See "The Shareholder Servicing Agent."

  Who is the Distributor? SEI Financial Services Company acts as distributor of the Trust's shares. The Trust has adopted a distribution plan pursuant to Rule 12b-1 (the "Class B Plan") on behalf of the Class B shares. See "The Distributor."

  How Do I Purchase and Redeem Shares? Shares may be purchased through a financial institution, such as United Jersey Bank, or a broker-dealer that has entered into a dealer agreement with SEI Financial Services Company ("Intermediaries"). Shares may also be purchased directly through the Distributor. Shareholders may redeem shares directly through the Distributor. In addition, Intermediaries through which Shareholders may purchase shares generally stand ready to assist Shareholders in effecting redemptions of shares held in their Fund accounts. Purchase and redemption requests may be made on a day on which both the New York Stock Exchange and the Federal Reserve wire system are open for business ("Business Day"). The minimum initial investment is $1,000. Shares are offered at net asset value per share plus a maximum sales charge at time of purchase of 4% for the Fixed Income and Intermediate-Term Government Securities Funds, 3% for the GNMA Fund and 1% for the Short-Term Investment, New Jersey and Pennsylvania Municipal Securities Funds. Shareholders who purchase higher amounts may qualify for a reduced sales charge. The net asset value per share is determined as of 4:00 p.m., Eastern time on each Business Day. See "Purchases of Shares" and "Redemption of Shares."

  How are Dividends Paid? Each Fund declares dividends of substantially all of its net investment income (exclusive of capital gains) daily and distributes such dividends on or about the first Business Day of the following month. Any capital gain is distributed at least annually. Distributions are paid in additional shares unless the Shareholder elects to take the payment in cash. See "Dividends."

                                EXPENSE SUMMARY

SHAREHOLDER TRANSACTION EXPENSES                                        CLASS B
(As a percentage of offering price)

                                           NEW JERSEY PENNSYLVANIA INTERMEDIATE-TERM
                         SHORT-TERM FIXED  MUNICIPAL   MUNICIPAL      GOVERNMENT
                         INVESTMENT INCOME SECURITIES  SECURITIES     SECURITIES     GNMA
                            FUND     FUND     FUND        FUND           FUND        FUND
------------------------------------------------------------------------------------------
Maximum sales charge
 imposed on purchases...    1.00%    4.00%    1.00%       1.00%          4.00%       3.00%
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

ANNUAL OPERATING EXPENSES
(As a percentage of average net assets)

                                            NEW JERSEY PENNSYLVANIA INTERMEDIATE-TERM
                          SHORT-TERM FIXED  MUNICIPAL   MUNICIPAL      GOVERNMENT
                          INVESTMENT INCOME SECURITIES  SECURITIES     SECURITIES     GNMA
                             FUND     FUND     FUND        FUND           FUND        FUND
-------------------------------------------------------------------------------------------
Advisory Fees (after fee
 waivers)(1)............      .46%     .50%    .15%         .00%           .45%        .43%
12b-1 Fees..............      .25%     .25%    .25%         .25%           .25%        .25%
Other Expenses..........      .34%     .30%    .32%         .80%           .35%        .37%
-------------------------------------------------------------------------------------------
Total Operating Expenses
 (after fee waivers)(2).     1.05%    1.05%    .72%        1.05%          1.05%       1.05%
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

(1) The Advisor and Administrator have agreed to voluntarily waive a portion of their fees in an amount that operates to limit total operating expenses of Class B of each Fund to not more than 1.05% of average daily net assets. The Advisor and the Administrator each reserves the right to terminate its fee waiver at any time in their sole discretion.
(2) Absent fee waivers, Advisory Fees would be .60%, Administration Fees for each Fund would be .20% and Total Operating Expenses would be as follows:
    Short-Term Investment Fund 1.19%, Fixed Income Fund 1.15%, New Jersey Municipal Securities Fund 1.22%, Pennsylvania Municipal Securities Fund 1.85%, Intermediate-Term Government Securities Fund 1.20% and GNMA Fund 1.22%. Additional information may be found under "The Advisor," "The Administrator" and "The Distributor."

EXAMPLE
------------------------------------------------------------------------------
                                                   1 YR. 3 YRS. 5 YRS. 10 YRS.
------------------------------------------------------------------------------
An investor would pay the following expenses on a
 $1,000 investment assuming (1) the maximum sales
 charge set forth in the table above, (2) 5% an-
 nual return and (3) redemption at the end of each
 time period
 Short-Term Investment Fund.......................  $21   $43    $67    $137
 Fixed Income Fund................................  $50   $72    $96    $163
 New Jersey Municipal Securities Fund.............  $17   $33    $50    $ 99
 Pennsylvania Municipal Securities Fund...........  $21   $43    $67    $137
 Intermediate-Term Government Securities Fund.....  $50   $72    $96    $163
 GNMA Fund........................................  $40   $62    $86    $154
------------------------------------------------------------------------------
------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Funds. The information set forth in the foregoing table and example relates only to Class B shares. The Trust also offers Class A shares of each Fund which are subject to the same expenses except there are no sales loads or distribution fees. Financial institutions that are the record owner of shares for the account of their customers may impose separate fees for account services to their customers. In addition, a wire redemption charge of $10.00 is imposed for each redemption by wire. Additional information may be found under "The Advisor," "The Administrator," "The Shareholder Servicing Agent" and "The Distributor."

The rules of the Securities and Exchange Commission require that the maximum sales charge be reflected in the above table. However, certain investors may qualify for reduced sales charges. See "Purchase of Shares."

Long-term shareholders may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the Rules (the "Rules") of the National Association of Securities Dealers, Inc. ("NASD"). The Trust intends to operate the Class B distribution plan in accordance with its terms and with the NASD Rules concerning sales charges.

FINANCIAL HIGHLIGHTS                                           THE PILLAR FUNDS

The following information has been audited by Arthur Andersen & LLP, the Trust's independent public accountants, as indicated in their report dated February 10, 1995 on the Trust's financial statements as of December 31, 1994 included in the Trust's Statement of Additional Information under "Financial Information." Additional performance information is contained in the 1994 Annual Report to Shareholders and is available upon request and without charge by calling 1-800-932-7782. This table should be read in conjunction with the Trust's financial statements and notes thereto.

For a Class B Share Outstanding Throughout the Period

                                                                                                          NEW JERSEY
                                SHORT-TERM                             FIXED                              MUNICIPAL
                                INVESTMENT                             INCOME                             SECURITIES
                              FUND--CLASS B                        FUND--CLASS B                        FUND--CLASS B
                   ------------------------------------ ------------------------------------ ------------------------------------
                   01/01/94 TO 01/01/93 TO 04/01/92 TO  01/01/94 TO 01/01/93 TO 04/01/92 TO  01/01/94 TO 01/01/93 TO 05/04/92 TO
                    12/31/94    12/31/93   12/31/92 (1)  12/31/94    12/31/93   12/31/92 (1)  12/31/94    12/31/93   12/31/92 (2)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of
 Period..........    $10.03      $10.01       $10.00      $10.68      $10.38       $10.00       $10.85      $10.29      $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from
 Investment
 Operations......
 Net Investment
  Income.........      0.33        0.28         0.25        0.56        0.58         0.47         0.45        0.46        0.29
 Net Realized and
  Unrealized
  Gains (Loss) on
  Securities.....     (0.05)       0.01         0.03       (1.18)       0.52         0.44        (0.92)       0.56        0.29
---------------------------------------------------------------------------------------------------------------------------------
Total Income from
 Investment
 Operations......      0.28        0.29         0.28       (0.62)       1.10         0.91        (0.47)       1.02        0.58
---------------------------------------------------------------------------------------------------------------------------------
Less
 Distributions:
 Dividends from
  Net Investment
  Income.........     (0.33)      (0.27)       (0.25)      (0.56)      (0.58)       (0.47)       (0.45)      (0.46)      (0.29)
 Distributions
  from Realized
  Capital Gain...       --          --         (0.02)      (0.06)      (0.22)       (0.06)         --          --          --
---------------------------------------------------------------------------------------------------------------------------------
Total Distribu-
 tions...........     (0.33)      (0.27)       (0.27)      (0.62)      (0.80)       (0.53)       (0.45)      (0.46)      (0.29)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
 End of Period...    $ 9.98      $10.03       $10.01      $ 9.44      $10.68       $10.38       $ 9.93      $10.85      $10.29
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Total Return (3).      2.85%       2.90%        3.23%*     (5.90)%     10.76%       11.39%*      (4.35)%     10.09%       8.29%*
---------------------------------------------------------------------------------------------------------------------------------
Ratios and Sup-
 plemental Data
Net Assets, End
 of Period (000).      $769        $205         $193      $5,525      $6,519       $1,214      $21,195     $22,601      $5,424
Ratio of Expenses
 to Average Net
 Assets..........      1.05%       1.05%        1.05%*      1.05%       1.05%        1.05%*       0.52%       0.45%       0.62%*
Ratio of Expenses
 to Average Net
 Assets
 (Excluding
 Waivers)........      1.20%       1.13%        1.26%*      1.15%       1.13%        1.20%*       1.18%       1.23%       1.39%*
Ratio of Net
 Income to
 Average Net
 Assets..........      3.50%       2.09%        3.14%*      5.65%       5.24%        5.93%*       4.40%       4.34%       4.44%*
Ratio of Net
 Income to
 Average Net
 Assets
 (Excluding
 Waivers)........      3.35%       2.01%        2.93%*      5.55%       5.16%        5.78%*       3.74%       3.54%       3.67%*
Portfolio
 Turnover Rate...     68.39%      81.92%       68.15%      15.24%      49.49%       23.86%       16.81%      23.83%       2.23%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

 * Annualized
(1) The Short-Term Investment and the Fixed Income Funds commenced operations on April 1, 1992. Ratios for this period have been annualized.
(2) The New Jersey Municipal Securities Fund commenced operations on May 4, 1992. Ratios for this period have been annualized.
(3) Total return does not reflect the sales load charged on Class B shares.

FINANCIAL HIGHLIGHTS (CONTINUED)                                THE PILLAR FUNDS

For a Class B Share Outstanding Throughout the Periods Indicated

                                   INTERMEDIATE-TERM                 PENNSYLVANIA
                                       GOVERNMENT                     MUNICIPAL
                                       SECURITIES                     SECURITIES                  GNMA
                                     FUND--CLASS B                  FUND--CLASS B            FUND--CLASS B
                          ------------------------------------ ------------------------ ------------------------
                          01/01/94 TO 01/01/03 TO 04/01/92 TO  01/01/94 TO 05/13/93 TO  01/01/94 TO 05/05/93 TO
                           12/31/94    12/31/93   12/31/92 (1)  12/31/94   12/31/93 (2)  12/31/94   12/31/93 (3)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Begin-
 ning of Period.........    $10.53      $10.24       $10.00      $10.17       $ 9.98      $ 9.85       $10.01
----------------------------------------------------------------------------------------------------------------
Income from Investment
 Operations:
 Net Investment Income..      0.49        0.49         0.39        0.33         0.20        0.50         0.31
 Net Realized and
  Unrealized Gain (Loss)
  on Securities.........     (1.01)       0.31         0.25       (0.62)        0.19       (1.00)       (0.16)
----------------------------------------------------------------------------------------------------------------
 Total Income from
  Investment Operations.     (0.52)       0.80         0.64       (0.29)        0.39       (0.50)        0.15
----------------------------------------------------------------------------------------------------------------
Less Distributions:
 Dividends from Net
  Investment Income.....     (0.49)      (0.49)       (0.39)      (0.33)       (0.20)      (0.50)       (0.31)
 Distributions from Re-
  alized Capital Gain ..     (0.01)      (0.02)       (0.01)        --           --        (0.01)         --
----------------------------------------------------------------------------------------------------------------
 Total Distributions....     (0.50)      (0.51)       (0.40)      (0.33)       (0.20)      (0.51)       (0.31)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................    $ 9.51      $10.53       $10.24      $ 9.55       $10.17      $ 8.84       $ 9.85
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Total Return (4)........     (5.09)%      7.94%        7.86%*     (2.83)%       6.28%*     (5.05)%       2.31%*
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Ratios and Supplemental
 Data
Net Assets, End of Pe-
 riod (000).............    $2,372      $4,903       $2,190      $  336       $  289      $1,853       $2,633
Ratio of Expenses to Av-
 erage Net Assets.......      1.05%       1.05%        1.05%*      1.05%        1.05%*      1.05%        1.05%*
Ratio of Expenses to
 Average Net Assets
 (Excluding Waivers)....      1.20%       1.23%        1.36%*      1.92%        1.48%*      1.22%        1.29%*
Ratio of Net Income to
 Average Net Assets.....      4.83%       4.59%        5.00%*      3.42%        3.24%*      5.47%        4.70%*
Ratio of Net Income to
 Average Net Assets
 (Excluding Waivers)....      4.68%       4.41%        4.69%*      2.55%        2.81%*      5.30%        4.46%*
Portfolio Turnover Rate.     40.27%      31.69%       12.38%      38.20%       16.51%     102.77%      252.73%
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

 * Annualized
(1) The Intermediate-Term Government Securities Fund commenced operations on April 1, 1992. Ratios for this period have been annualized.
(2) The Pennsylvania Municipal--Class B Fund commenced operations on May 13, 1993. Ratios for this period have been annualized.
(3) The GNMA--Class B Fund commenced operations on May 5, 1993. Ratios for this period have been annualized.
(4) Total return does not reflect the sales load charged on Class B shares.

THE TRUST

THE PILLAR FUNDS (the "Trust") consist of open-end management investment companies that have diversified and non-diversified portfolios. The Trust offers units of beneficial interest ("shares") in one of fourteen separate investment portfolios. Shareholders may purchase shares in each portfolio (except for the U.S. Treasury Securities Plus Money Market Fund) through two separate classes (Class A and Class B) which provide for variations in distribution costs, voting rights, and dividends. Except for these differences between classes, each share of each portfolio represents an undivided, proportionate interest in that portfolio. This Prospectus relates to the Class B shares of the Trust's Short-Term Investment, Fixed Income, New Jersey Municipal Securities, Pennsylvania Municipal Securities, Intermediate-Term Government Securities and GNMA Funds (each of these, a "Fund"). Each of the Funds is a diversified mutual fund except for the New Jersey and Pennsylvania Municipal Securities Funds, which are non-diversified mutual funds. Information regarding the Trust's other portfolios and the Class A shares of the Funds is contained in separate prospectuses that may be obtained from the Trust's Distributor, SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087 or by calling 1-800-932-7782.

SHARES OF THE TRUST ARE NOT DEPOSITS, OBLIGATIONS OR ACCOUNTS (TRUST OR OTHERWISE) OF, OR INSURED, GUARANTEED, SPONSORED OR ENDORSED BY, ANY BANK (INCLUDING UNITED JERSEY BANK OR ITS AFFILIATES OR CORRESPONDENTS), ANY STATE OR STATE AGENCY, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE U.S. GOVERNMENT OR ANY U.S. GOVERNMENT AGENCY.

SHARES OF THE TRUST ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SEE "INVESTMENT OBJECTIVES AND POLICIES--RISK FACTORS; ADDITIONAL RISK FACTORS FOR NEW JERSEY MUNICIPAL SECURITIES; ADDITIONAL RISK FACTORS FOR PENNSYLVANIA MUNICIPAL SECURITIES."

A SALES CHARGE IS IMPOSED BY ALL FUNDS AT THE TIME OF PURCHASE. SEE "PURCHASE OF SHARES--OTHER INFORMATION REGARDING PURCHASES."

INVESTMENT OBJECTIVES AND POLICIES

THE SHORT-TERM INVESTMENT FUND

The investment objective of this Fund is to provide a high level of total return, primarily through income, consistent with preservation of capital. There is no assurance that the investment objective will be met. The Fund may not invest in certain securities that may earn a higher return but which are more volatile and riskier than the Fund's permitted investments.

At least 65% of the Fund's assets will be invested in (i) bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book entry system ("U.S. Treasury obligations") (ii) obligations issued or guaranteed as to principal and interest by agencies and instrumentalities of the U.S. Government; (iii) corporate debt obligations rated in one of the three highest rating categories by a nationally recognized statistical rating organization ("NRSRO") or determined by the Advisor to be of comparable quality at the time of investment; (iv) commercial paper rated in the highest short-term rating category by an NRSRO or determined by the Advisor to be of comparable quality at the time of investment; (v) short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; (vi) securities of the government of Canada and its provincial and local governments; (vii) custodial receipts evidencing separately traded interest and principal component parts of U.S. Treasury obligations; and (viii) repurchase agreements involving such securities. Of this amount, the Fund may, for temporary defensive purposes, invest up to 35% of its assets in commercial paper rated in one of the two highest short-term rating categories or determined by the Advisor to be of comparable quality at the time of investment. Securities rated A are considered to be investment grade and of high credit quality. Issues rated A could be more vulnerable to adverse developments than obligations with higher ratings. In addition, the Fund may invest in corporate bonds and debentures and commercial paper issued by foreign issuers.

The remaining 35% of the Fund's assets may be invested in (i) mortgage-backed securities consisting of collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs") that are rated in one of the top two rating categories by an NRSRO and which are backed solely by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. Government or its agencies and instrumentalities; and (ii) asset backed securities secured by company receivables, truck and auto loans, leases and credit card receivables rated in one of the top two rating categories by an NRSRO.

The Fund will maintain a dollar-weighted average maturity of three years or less.

THE FIXED INCOME FUND

The investment objective of this Fund is to provide a high level of total return, primarily through current income and capital appreciation, consistent with preservation of capital. There is no assurance that the investment objective will be met. The Fund may not invest in certain securities that may earn a higher return but which are more volatile and riskier than the Fund's permitted investments.

The Fund will be invested in the same investments, and its assets subject to the same restrictions, as the Short-Term Investment Fund, although the actual composition of the two Funds will normally differ substantially due to maturity considerations.

The Fund expects to maintain a dollar-weighted average maturity of fifteen years. The Advisor may vary this maturity substantially in anticipation of a change in the interest rate environment.

THE NEW JERSEY MUNICIPAL SECURITIES FUND

The investment objective of this Fund is to provide current income exempt from both Federal and New Jersey income taxes, consistent with preservation of capital. There is no assurance that the investment objective will be met.

The New Jersey Municipal Securities Fund will invest at least 80% of its net assets in obligations issued by or on behalf of the states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest of which, in the opinion of bond counsel for the issuer, is exempt from Federal income tax (collectively, "Municipal Securities"). Under normal circumstances, except where acceptable securities are unavailable as determined by the Advisor, at least 65% of the Fund's assets will be invested in Municipal Securities, the interest of which, in the opinion of bond counsel for the issuer, is exempt from the New Jersey gross income tax ("New Jersey Municipal Securities"). The Fund will primarily purchase (i) municipal bonds rated in one of the three highest rating categories by an NRSRO; (ii) municipal notes rated in one of the two highest rating categories by an NRSRO; (iii) commercial paper either rated in one of the two highest short-term rating categories by an NRSRO; (iv) any of the foregoing determined by the Advisor to be of comparable quality at the time of investment; or (v) securities of closed-end investment companies traded on a national securities exchange. Securities rated A are considered to be investment grade and of high credit quality. Issues rated A could be more vulnerable to adverse developments than obligations with higher ratings.

The Fund expects to maintain a dollar-weighted average portfolio maturity of less than fifteen years.

The New Jersey Municipal Securities Fund reserves the right to engage in "put" transactions although it has no present intention to do so. In addition, the Advisor has discretion to invest up to a total of 20% of the Fund's assets in taxable money market instruments (including repurchase agreements) and securities subject to the alternative minimum tax. However, the Fund generally intends to be fully invested in securities exempt from federal income tax.

The New Jersey Municipal Securities Fund is a non-diversified investment company which means that more than 5% of its assets may be invested in each of one or more issuers. Since a relatively high percentage of assets of the Fund may be invested in the obligations of a limited number of issuers, the value of shares of the Fund may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. The Fund intends to satisfy the diversification requirements necessary to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code").

THE PENNSYLVANIA MUNICIPAL SECURITIES FUND

The investment objective of this Fund is to provide current income exempt from both federal and Pennsylvania income taxes, consistent with preservation of capital. There is no assurance that this investment objective will be met.

At least 80% of the Fund's assets will be invested in Municipal Securities. Under normal circumstances, except where acceptable securities are unavailable as determined by the Advisor, at least 65% of the Fund's assets will be invested in Municipal Securities, the interest of which, in the opinion of bond counsel for the issuer, is exempt from Pennsylvania income tax. The Fund may invest up to 10% of its assets in securities the income tax from which is subject to the alternative minimum tax.

Municipal Securities that the Fund may purchase include (i) municipal bonds which are rated BBB or better by S&P or Baa or better by Moody's at the time of investment or, if not rated, determined by the Advisor to be of comparable quality; (ii) municipal notes which are rated at least SP-1 by S&P or MIG-1 or V-MIG-1 by Moody's at the time of investment or, if not rated, determined by the Advisor to be of comparable quality; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's at the time of investment or, if not rated, determined by the Adviser to be of comparable quality. Bonds rated BBB by S&P or Baa by Moody's have speculative characteristics. Municipal obligations owned by the Fund which become less than the prescribed investment quality shall be sold at a time when, in the judgment of the Adviser, it does not substantially impact the market value of the Fund.

The Fund may invest in commitments to purchase such securities on a "when issued" basis, and reserves the right to engage in "put" transactions. The Fund may also purchase other types of tax- exempt instruments as long as they are of a quality equivalent to the long-term bond or commercial paper ratings stated above. Although permitted to do so, the Fund has no present intention to invest in repurchase agreements or purchase securities subject to the alternative minimum tax.

The Fund expects to maintain a dollar-weighted average portfolio maturity of less than fifteen years.

THE INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND

The objective of this Fund is to preserve principal value and maintain a high degree of liquidity while providing current income. There is no assurance that the investment objective will be met.

The Fund will be fully invested in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by the agencies and instrumentalities of the U.S. Government. The Fund will maintain a dollar-weighted average maturity of three to ten years. Under normal circumstances, the Advisor anticipates that the Fund's dollar-weighted average maturity will be approximately five years; however, the Advisor may vary this average maturity substantially in anticipation of a change in the interest rate environment.

THE GNMA FUND

The investment objective of this Fund is to provide the highest level of current income consistent with preservation of principal and a high degree of liquidity. There is no assurance that the investment objective will be met.

The Fund invests primarily in mortgage pass-through securities with at least 65% of its total assets generally being invested in instruments issued by GNMA. The balance of the Fund's assets may consist of: (i) U.S. Treasury obligations;
(ii) obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. Government; (iii) repurchase agreements involving any of such obligations; and (iv) shares of money market investment companies investing exclusively in such obligations. The Fund intends to maintain a reasonable cash position in money market instruments which meet the foregoing criteria so as to provide a high degree of liquidity.

As a result of portfolio restructuring, the Fund's annual portfolio turnover rate, for the fiscal year ended December 31, 1994, was 103%. Such a turnover rate may result in additional taxes for Shareholders. See "Taxes."

GENERAL INVESTMENT POLICIES

For temporary defensive purposes when the Advisor determines that market conditions warrant, each Fund (except the GNMA Fund) may invest up to 100% of its assets in the money market instruments described as permissible investments for the Short-Term Investment Fund and may hold a portion of its assets in cash. For temporary defensive purposes when the Advisor determines that market conditions warrant, the GNMA Fund may invest up to 100% of its assets in those money market instruments which are among its permitted investments. To the extent a Fund is engaged in temporary defensive investments, the Fund will not be pursuing its investment objective.

Each of the Funds except the New Jersey and Pennsylvania Municipal Securities Funds may purchase mortgage-backed securities issued or guaranteed as to payment of principal and interest by the United States government or its agencies or instrumentalities. The Short-Term Investment and Fixed Income Funds may also invest in mortgage-backed securities issued by private issuers rated in one of the two highest rating categories and backed by mortgage pass-throughs issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The principal governmental issuers or guarantors of mortgage-backed securities are GNMA, the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). The GNMA Fund may purchase mortgage pass-throughs, notes or debentures directly issued and guaranteed by GNMA, FNMA, FHLMC and Federal Home Loan Banks. Obligations of GNMA are backed by the full faith and credit of the United States Government while obligations of FNMA and FHLMC are supported by the respective agency only. The Funds may purchase mortgage-backed securities that are backed or collateralized by fixed, adjustable or floating rate mortgages.

Each of the Funds may invest in floating or variable rate obligations and may purchase securities on a when-issued basis. In addition, each Fund reserves the right to engage in securities lending but has no present intention to do so.

If after purchase the rating of a security held by a Fund drops below investment quality, such security shall be sold at a time when, in the judgment of the Advisor, it is not in the Fund's interest to continue to hold such security. For a description of each Fund's permitted investments and the ratings listed above, see the "Description of Permitted Investments" and "Description of Ratings" in the Statement of Additional Information.

RISK FACTORS

The market value of each Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments. Changes in the value of portfolio securities will not affect cash income derived from these securities but will affect a Fund's net asset value.

Mortgage-backed securities are subject to prepayment of the underlying mortgages. During periods of declining interest rates, prepayment of mortgages underlying these securities can be expected to accelerate. When the mortgage-backed securities held by a Fund are prepaid, the Fund must reinvest the proceeds in securities, the yield of which reflects prevailing interest rates. Thus, mortgage-backed securities may not be an effective means of locking in long-term interest rates for the Funds.

Investments in securities of foreign issuers may subject the Short-Term Investment and Fixed Income Funds to different risks than those attendant to investments in securities of U.S. issuers, such as differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, and political instability. There may also be less publicly available information with regard to foreign issuers than domestic issuers. In addition, foreign markets may be characterized by less liquidity, greater price volatility, less regulation and higher transaction costs than U.S. markets.

ADDITIONAL RISK FACTORS FOR NEW JERSEY MUNICIPAL SECURITIES

New Jersey Municipal Securities are primarily issued by or on behalf of the state of New Jersey, its political subdivisions, agencies and instrumentalities. The concentration in obligations of New Jersey issuers by the New Jersey Municipal Securities Fund subjects the Fund to special investment risks. In particular, changes in economic conditions and governmental policies of the State of New Jersey and its municipalities could adversely affect the value of the Fund and the securities held by it. For a further description of these risks, see "New Jersey Municipal Securities" in the Statement of Additional Information.

ADDITIONAL RISK FACTORS FOR PENNSYLVANIA MUNICIPAL SECURITIES

Under normal conditions the Fund will be fully invested in obligations which produce interest income exempt from Federal income tax and Pennsylvania state income tax. Accordingly, the Fund will have considerable investments in Pennsylvania municipal obligations. As a result, the Fund will be more susceptible to factors that adversely affect issuers of Pennsylvania obligations than a mutual fund which does not have as great a concentration in Pennsylvania municipal obligations.

An investment in the Fund will be affected by the many factors that affect the financial condition of the Commonwealth of Pennsylvania. For example, financial difficulties of the Commonwealth, its counties, municipalities and school districts that hinder efforts to borrow and lower credit ratings are factors which may affect the Fund. See "Pennsylvania Municipal Securities" in the Statement of Additional Information.

FUND TURNOVER

Under normal circumstances, it is anticipated that the annual portfolio turnover rate for each Fund will not exceed 100%.

INVESTMENT LIMITATIONS

The investment objective and the following investment limitations are fundamental policies of each Fund. In addition, it is a fundamental policy of the New Jersey and Pennsylvania Municipal Securities Funds to invest at least 80% of total assets in Municipal Securities. Fundamental policies cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares.

Each Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer provided, however, that this limitation does not apply to the New Jersey Municipal Securities or Pennsylvania Municipal Securities Funds. This restriction applies to 75% of each Fund's total assets.

2. Purchase any securities which would cause more than 25% of the total assets of any Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities or to investments in tax-exempt securities issued by governments or political subdivisions of governments. For purposes of this limitation, (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; and (ii) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

3. Make loans, except that a Fund may (a) purchase or hold debt instruments in accordance with its investment objective and policies; (b) enter into repurchase agreements; and (c) engage in securities lending as described in this Prospectus and in the Statement of Additional Information.

The foregoing percentage limitations will apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information.

THE ADVISOR

United Jersey Bank Investment Management Division, a division of United Jersey Bank (the "Advisor") serves as the Advisor of the Trust. The Advisor makes the investment decisions for the assets of each Fund and continuously reviews, supervises and administers each Fund's investment program subject to the supervision of, and policies established by, the Trustees of the Trust.

United Jersey Bank, 210 Main Street, Hackensack, NJ 07601, was chartered in 1899 and has been exercising trust powers and managing money since 1916. The Investment Management Division began as a separate operating division of the Bank in 1973. The Bank's investment experts have, on average, over 20 years of experience in investment management. As of December 31, 1994, total assets under management were more than $3 billion.

United Jersey Bank is a wholly-owned subsidiary of UJB Financial Corp., an interstate bank holding company with $15.4 billion in assets and 270 banking offices in New Jersey and Eastern Pennsylvania as of December 31, 1994.

Robert B. Lowe is a Vice President of the Advisor and currently manages the Short-Term Investment, Fixed Income, and GNMA Funds. Mr. Lowe has managed the Short-Term Investment and Fixed Income Funds since their inception in April, 1992. He has managed the GNMA Fund since its inception in May, 1993. Mr. Lowe has investment responsibility for equity and fixed income portfolios in the Princeton Investment Office and joined United Jersey Bank in 1989.

Effective September 30, 1994, Randolph E. Lestyk serves as portfolio manager for the Pennsylvania Municipal Securities Fund. Mr. Lestyk is a Vice President and Regional Manager of the Advisor. Mr. Lestyk manages the investment function in Pennsylvania and has responsibility for both equity and fixed income portfolios. Prior to joining United Jersey Bank in January, 1994, Mr. Lestyk was involved in equity and fixed income investing at several financial institutions, serving as Director of Fixed Income Investing, Head of Trust Investments, and most recently as Senior Vice President and Chief Investment Officer of a major insurance company in Pennsylvania.

Charlene P. Palmer is a Vice President of the Advisor and has managed the New Jersey Municipal Securities Fund since its inception in May, 1992. Mrs. Palmer's experience has emphasized tax-exempt bonds. She joined United Jersey Bank in 1981.

Frances M. Tendall is a Vice President and Regional Manager (Princeton) of the Advisor. Mrs. Tendall has managed the Intermediate-Term Government Securities Fund since its inception in April, 1992 and co-manages the U.S. Treasury Securities Money Market Fund. Mrs. Tendall joined United Jersey Bank in 1982 and is currently responsible for managing both equity and fixed income portfolios.

The Advisor is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .60% of the average daily net assets of each Fund. The Advisor has voluntarily agreed to waive all or a portion of its fees in order to limit the operating expenses of Class B of each Fund to 1.05%. For the fiscal year ended December 31, 1994, each Fund paid the Adviser the following advisory fee (shown as a percentage of its average daily net assets): Short-Term Investment Fund, .46%; Fixed Income Fund, .50%; New Jersey Municipal Securities Fund, .15%; Pennsylvania Municipal Securities Fund, .00%; Intermediate-Term Government Securities Fund, .45%; and GNMA Fund, .43%. The Advisor reserves the right to terminate its fee waiver at any time in its sole discretion.

United Jersey Bank has also entered into a Custodian Agreement with the Trust, under which it will provide all securities safekeeping services as required by the Funds and the Investment Company Act of 1940, as amended. The Trust pays United Jersey Bank (referred to herein in its custodial capacity as the "Custodian") a Custodian fee, which is calculated daily and paid monthly, at an annual rate of .025% of the average daily net assets of each Fund.

The Glass-Steagall Act restricts the securities activities of banks such as United Jersey Bank, but federal regulatory authorities permit such banks to provide investment advisory and other services to mutual funds. Should this position be challenged successfully in court or reversed by legislation, the Trust might have to make other investment advisory arrangements.

THE ADMINISTRATOR

SEI Financial Management Corporation (the "Administrator"), a wholly-owned subsidiary of SEI Corporation ("SEI"), serves as the Administrator of the Trust. The Administrator provides the Trust with administrative services, other than investment advisory services, including regulatory reporting, all necessary office space, equipment, personnel and facilities.

The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .20% of the average daily net assets of each Fund. The Administrator has agreed to waive all or a portion of its fees in order to limit the total operating expenses of Class B of the New Jersey Municipal Securities Fund and the Pennsylvania Municipal Securities Fund to
 .80%. The Administrator reserves the right to terminate its fee waiver at any time in its sole discretion.

THE SHAREHOLDER SERVICING AGENT

SEI Financial Management Corporation acts as the dividend dispursing agent and shareholder servicing agent for the Trust. SEI Financial Management Corporation also acts as the transfer agent for the Trust.

THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI, acts as the Distributor for the Trust.

The Class B shares of each Fund have a distribution plan dated February 28, 1992 or, for the Pennsylvania Municipal Securities and GNMA Fund, April 30, 1993 ("Class B Plan"). As provided in the Distribution Agreement and the Class B Plan, the Trust will pay the Distributor a fee of .25% of the

PURCHASE OF SHARES

Shares of the Funds may be purchased through a financial institution, such as United Jersey Bank, or a broker-dealer that has entered into a dealer agreement with SEI Financial Services Company. Shares may also be purchased directly through the Distributor by mail, by telephone, or by wire.

Shares of each Fund are sold on a continuous basis and may be purchased on any Business Day. The minimum initial investment in the Trust is $1,000; however, the minimum investment may be waived at the Distributor's discretion. All subsequent purchases must be at least $50.

A purchase order will be effective as of the Business Day received by the Distributor if the Distributor receives the order and payment before 4:00 p.m., Eastern time, on such Business Day.

PURCHASES THROUGH INTERMEDIARIES

Customers should contact their Intermediary for information about the institution's procedures for purchasing shares of the Funds and any charges for services provided by the institution. Intermediaries may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Distributor for effectiveness the same day. In addition, state securities laws may require banks and financial institutions purchasing shares for their customers to register as dealers pursuant to state laws.

DIRECT PURCHASES

By Mail

Investors may purchase shares of any Fund by completing and signing an Account Application form and mailing it, along with a check (or other negotiable bank instrument or money order) payable to "The Pillar Funds (Fund Name)," to the Distributor. Subsequent purchases of shares may be made at any time by mailing a check (or other negotiable bank draft or money order) to the Distributor. average daily net assets of each Fund's Class B shares. The Distributor may apply this fee toward: a) compensation for its services in connection with distribution assistance or provision of shareholder services; or b) payments to financial institutions and intermediaries such as banks (including United Jersey Bank), savings and loan associations, insurance companies, and investment counselors, broker-dealers, and the Distributor's affiliates and subsidiaries as compensation for services, reimbursement of expenses incurred in connection with distribution assistance, or provision of shareholder services. The Class B Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution or shareholder service expenses incurred by the Distributor or the amount of payments made to financial institutions and intermediaries. The Funds may also execute brokerage or other agency transactions through an affiliate of the Advisor or through the Distributor for which such affiliate or the Distributor receives compensation.

Class A shares of each Fund are offered without distribution fees (i) to institutional investors (including United Jersey Bank, its affiliates and correspondent banks) for the investment of their own funds, and (ii) to individuals and institutions (including United Jersey Bank, its affiliates and correspondent banks) but (A) only for the investment of funds held by such individuals or institutions in a fiduciary, agency, custodial or other representative capacity, and (B) only if such individuals or institutions are able to provide complete shareholder recordkeeping services with respect to shares purchased and held in such capacity.

Class B shares of each Fund are offered to all persons. Consequently, it is possible that individuals or institutions may offer different classes of shares to their customers and thus receive different compensation with respect to different classes of shares. In addition, individuals or institutions that are the record owner of shares for the account of their customers may impose separate fees for account services to their customers.

Account Application forms can be obtained by calling SEI Financial Services Company at 1-800-932-7782.

By Telephone or by Wire

If your Account Application has been previously received, you may also purchase shares by telephone or by wire. To buy shares by telephone or by wire, call SEI Financial Services Company toll-free at 1-800-932-7782.

Automatic Investment Plan (AIP)

A Shareholder may also arrange for periodic additional investments in the Funds through automatic deductions by ACH from a checking account by completing an Optional Services Form. The minimum pre-authorized investment amount is $50 per month. An Optional Service Form may be obtained by contacting the Distributor at 1-800-932-7782.

OTHER INFORMATION REGARDING PURCHASES

A purchase order for shares will be executed at a per share price equal to the net asset value next determined after the receipt of the purchase order by the Distributor plus any applicable sales charge (the "offering price").

Orders by telephone will not be executed until payment has been received. If a check received does not clear, the purchase will be cancelled and the investor could be liable for any losses or fees incurred. No certificates representing shares will be issued.

The net asset value per share of each Fund is determined by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total outstanding shares of the Fund. A Fund may use a pricing service to provide market quotations. A pricing service may use a matrix system of valuation to value fixed income securities which considers factors such as securities prices, yield features, ratings and developments related to a specific security. Net asset value per share is determined as of 4:00 p.m., Eastern time, on each Business Day. Purchases will be made in full and fractional shares of the Fund calculated to three decimal places. Although the methodology and procedures are identical, the net asset value per share of classes within a Fund may differ because of the distribution expenses charged to the Class B shares.

The following table shows the regular sales charge on Class B shares of the Fixed Income and Intermediate Term Government Securities Funds to a "single purchaser" (defined below) together with the reallowance paid to dealers and the agency commission paid to brokers:

                                     SALES     REALLOWANCE
                                   CHARGE AS       AND
                         SALES    APPROPRIATE   BROKERAGE
                      CHARGE AS A PERCENTAGE  COMMISSION AS
                      PERCENTAGE    OF NET    PERCENTAGE OF
     AMOUNT  OF       OF OFFERING   AMOUNT      OFFERING
      PURCHASE           PRICE     INVESTED       PRICE
     ----------       ----------- ----------- -------------
$0-99,999                4.00%       4.17%        3.50%
$100,000- 249,999        3.00%       3.10%        2.70%
$250,000- 499,999        2.00%       2.05%        1.80%
$500,000- 999,999        1.00%       1.01%        0.90%
$1,000,000 and above     0.00%       0.00%        0.00%

The following table shows the regular sales charge on Class B Shares for the GNMA Fund to a "single purchaser" (defined below) together with the reallowance paid to dealers and the agency commission paid to brokers:

                                     SALES     REALLOWANCE
                                   CHARGE AS       AND
                         SALES    APPROPRIATE   BROKERAGE
                      CHARGE AS A PERCENTAGE  COMMISSION AS
                      PERCENTAGE    OF NET    PERCENTAGE OF
     AMOUNT  OF       OF OFFERING   AMOUNT      OFFERING
      PURCHASE           PRICE     INVESTED       PRICE
     ----------       ----------- ----------- -------------
$0-249,999               3.00%       3.10%        2.70%
$250,000- 499,999        2.00%       2.05%        1.80%
$500,000- 999,999        1.00%       1.01%        0.90%
$1,000,000 and above     0.00%       0.00%        0.00%

The following table shows the regular sales charge on Class B shares of the Short-Term Investment, New Jersey Municipal Securities and Pennsylvania Municipal Securities Funds to a "single purchaser"

(defined below) together with the reallowance paid to dealers and the agency commission paid to brokers:

                      SALES CHARGE  SALES CHARGE   REALLOWANCE
                          AS A     AS APPROPRIATE AND BROKERAGE
                       PERCENTAGE  PERCENTAGE OF  COMMISSION AS
     AMOUNT OF        OF OFFERING    NET AMOUNT   PERCENTAGE OF
      PURCHASE           PRICE        INVESTED    OFFERING PRICE
     ---------        ------------ -------------- --------------
$0-999,999                1.00%         1.01%          0.90%
$1,000,000 and above      0.00%         0.00%          0.00%

The commissions shown in the tables apply to sales through financial institutions. Under certain circumstances, some financial institutions, including United Jersey Bank and its affiliates, will be reallowed the entire sales charge imposed on purchases of Class B shares and may, therefore, be deemed to be "underwriters" under the Securities Act of 1933, as amended.

Right of Accumulation

In calculating the sales charge rates applicable to current purchases of a Fund's shares, a "single purchaser" is entitled to cumulate current purchases with the net purchases of previously purchased shares of the Fund and other portfolios of The Pillar Funds ("Eligible Funds") which are sold subject to a sales charge.

The term "single purchaser" refers to (i) an individual, (ii) an individual and spouse purchasing shares of the Fund for their own account or for trust or custodial accounts for their minor children, or (iii) a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401 or 457 of the Code, including related plans of the same employer. To be entitled to a reduced sales charge based upon shares already owned, the investor must ask the Distributor for such entitlement at the time of purchase and provide the account number(s) of the investor, the investor and spouse, and their minor children, and give the ages of such children. The Fund may amend or terminate this right of accumulation at any time as to subsequent purchases.

Letter of Intent

By initially investing at least $1,000 and submitting a Letter of Intent to the Distributor, a "single purchaser" may purchase shares of the Fund and the other Eligible Funds during a 13-month period at the reduced sales charge rates applying to the aggregate amount of the intended purchases stated in the Letter. The Letter may apply to purchases made up to 90 days before the date of the Letter.

Other Circumstances

No sales charge is imposed on shares of the Fund: (i) issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Trust is a party; (ii) sold to dealers or brokers that have a sales agreement with the Distributor for their own account or for retirement plans for their employees or sold to present employees of dealers or brokers that certify to the Distributor at the time of purchase that such purchase is for their own account; (iii) sold to investors who are present or retired employees of United Jersey Bank or one of its affiliates; or (iv) sold to investors who are present employees of any entity which is a current service provider to the Trust.

The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust or its Shareholders to accept such order.

EXCHANGES

Some or all of the shares of the Funds for which payment has been received (i.e., an established account) may be exchanged for shares at their net asset value, of other Funds within the Trust with similar or lower sales loads or for shares of other Funds within the Trust which do not have sales loads. Exchanges will be made only after instructions in writing or by telephone (an "Exchange Request") are received for an established account by the Distributor.

Shareholders may effect exchanges of shares directly through the Distributor. Additionally,

Intermediaries, through which Shareholders may purchase shares, generally stand ready to assist Shareholders in effecting through the Distributor exchanges of shares held in Fund accounts. Shareholders wishing to effect an exchange with the assistance of an Intermediary should contact that Intermediary for information about exchange procedures and cut-off times.

If an Exchange Request in good order is received by the Distributor by 4:00 p.m., Eastern time, on any Business Day, the exchange usually will occur on that day. Any Shareholder or Customer who wishes to make an exchange must have received a current prospectus of the Fund in which he or she wishes to invest before the exchange will be effected.

A description of the above and other plans and privileges by which a sales charge may be reduced is set forth in the "Shareholder Services" section of the Statement of Additional Information.

REDEMPTION OF SHARES

Shares may be redeemed without charge on any Business Day at their net asset value. Redemption requests received in good order by 4:00 p.m., Eastern time, will be effective on the Business Day received. Requests received after 4:00 p.m. will be effective on the next Business Day.

REDEMPTIONS THROUGH INTERMEDIARIES

Intermediaries, through which Shareholders may purchase shares, generally stand ready to assist Shareholders in effecting through the Distributor redemptions of shares held in Fund accounts. Shareholders wishing to effect a redemption with the assistance of an Intermediary should contact that Intermediary for information about redemption procedures and cut-off times.

DIRECT REDEMPTIONS

Shares may be redeemed directly through the Distributor by mail, by telephone or by wire.

By Mail

A written request for redemption must be received by the Distributor in order to constitute a valid request for redemption. The Distributor may require that the signature on the written request be guaranteed by a commercial bank or by a member firm of a domestic stock exchange. The signature guarantee requirement will be waived if all of the following conditions apply: (1) the redemption is for $5,000 worth of shares or less, (2) the redemption check is payable to the Shareholder(s) of record, and (3) the redemption check is mailed to the Shareholder(s) at the address of record. The Shareholder may also have the proceeds mailed to a commercial bank account previously designated on the Account Application or by written instruction to SEI Financial Services Company. There is no charge for having redemption requests mailed to a designated bank account.

By Telephone

Shares may be redeemed by telephone if the Shareholder elects that option on the Account Application. The Shareholder may have the proceeds mailed to his or her address or mailed or wired to a commercial bank account previously designated on the Account Application. Under most circumstances, payments will be transmitted on the next Business Day following receipt of a valid request for redemption. Wire redemption requests may be made by the Shareholder by calling SEI Financial Services Company at 1-800-932-7782, who will add a wire redemption charge (presently $10.00) to the amount of the redemption. Shareholders may not close their accounts by telephone.

Neither the Trust nor its transfer agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and its transfer agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording instructions. If market conditions are extraordinarily active, or other extraordinary circumstances exist, Shareholders who experience difficulties placing redemption orders by telephone may wish to consider placing the redemption order by other means.

Systematic Withdrawal Plan (SWP)

The Funds offer a Systematic Withdrawal Plan which may be utilized by Shareholders who wish to receive regular distribution from their account. Upon commencement of the SWP, the account must have a current value of $1,000 or more. Shareholders may elect to receive automatic payment by check or ACH of $50 or more on a monthly or quarterly basis. An Optional Services Form may be obtained by contacting the Distributor at 1-800-932-7782.

OTHER INFORMATION REGARDING REDEMPTIONS

All redemption orders are effected at the net asset value per share next determined after receipt of a valid request for redemption, as described above. Net asset value per share is determined as of 4:00 p.m., Eastern time, on each Business Day. Payment to Shareholders for shares redeemed will be made within seven days after receipt by the Distributor of the request for redemption.

At various times, any Fund may be requested to redeem shares for which it has not yet received good payment in connection with their purchase. In such circumstances, the forwarding of redemption proceeds may be delayed until such payment has been collected. The Funds intend to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities with a market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem, at net asset value, the shares of any Shareholder if, because of redemptions of shares by or on behalf of the Shareholder, the account of such Shareholder in any Fund has a value of less than $1,000, the minimum initial purchase amount. Accordingly, an investor purchasing shares of any Fund in only the minimum investment amount may be subject to such involuntary redemption if he or she thereafter redeems any of these shares. Before any Fund exercises its right to redeem such shares and to send the proceeds to the Shareholder, the Shareholder will be given notice that the value of the shares in his or her account is less than the minimum amount and will be allowed 60 days to make an additional investment in such Fund in an amount which will increase the value of the account to at least $1,000.

See "Purchase and Redemption of Shares" in the Statement of Additional Information for examples of when the right of redemption may be suspended.

PERFORMANCE

From time to time, the Funds may advertise yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30 day period. The yield is calculated by assuming that the income generated by the investment during that period is generated over one year and is shown as a percentage of the investment.

The total return of a Fund refers to the average compounded rate of return on a hypothetical investment, net of any sales charge imposed, for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions. Each Fund's performance may be compared to other funds or to relevant indices which may calculate total return without reflecting sales charges, in which case a Fund may advertise its total return in the same manner. If reflected, sales charges would reduce these total return calculations.

The New Jersey and Pennsylvania Municipal Securities Funds may also advertise a "tax-equivalent yield", which is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the respective Fund's yield, assuming certain tax brackets for a Shareholder.

The advertised performance on Class A shares will normally be higher than for Class B shares because Class A shares are not subject to the distribution expenses charged to Class B shares. The actual return to a Shareholder on Class A shares may be reduced by any administrative or management charges that may be imposed by individuals or institutions on their customers for account services. The actual return to Shareholders on Class B shares will be reduced by the amount of any sales load paid on Class B shares.

A Fund may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical) or financial and business publications and periodicals, of broad groups of comparable mutual funds, unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs or to other investment alternatives. The Fund may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance. The Fund may quote Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Fund may use long term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Fund may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

A Fund may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of the Funds or their Shareholders. Accordingly, Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes.

TAX STATUS OF THE FUNDS

Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other Funds. Each Fund intends to qualify for the special tax treatment afforded RICs under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so as to be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) which is distributed to Shareholders.

TAX STATUS OF DISTRIBUTIONS

Each Fund will distribute substantially all of its net investment income (including, for this purpose, net short-term capital gain) to Shareholders. Dividends from net investment income will be taxable to Shareholders as ordinary income whether received in cash or in additional shares and will not qualify for the dividends-received deduction otherwise available to corporate shareholders. Any net capital gains will be distributed annually and will be taxed to Shareholders as long-term capital gains, regardless of how long the Shareholder has held shares. Capital gains distributions also will not qualify for the corporate dividends-received deduction. Each Fund will make annual reports to Shareholders of the federal income tax status of all distributions.

Certain securities purchased by the Funds (such as STRIPS, TRs, TIGRs and CATS, defined under "Description of Permitted Investments") are sold at original issue discount and thus do not make periodic cash interest payments. A Fund will be required to include as part of its current income the accreted interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its Shareholders, the Fund may have to sell portfolio securities to distribute such accreted income which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in a taxable gain or loss.

Interest received on direct U.S. Government obligations that is exempt from tax at the state level when received directly may be exempt, depending on the state, when received by a Shareholder from a Fund provided certain conditions are satisfied. Each Fund will inform Shareholders annually of the percentage of income and distributions derived from direct U.S. Government obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from a Fund is considered tax exempt in their particular states.

Dividends declared by a Fund in October, November or December of any year and payable to Shareholders of record on a date in that month will be deemed to have been paid by the Fund and received by the Shareholders on the last day of that month if paid by the Fund at any time during the following January.

Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax.

Sale, exchange or redemption of Fund shares is a taxable event to a Shareholder.

Income derived by a Fund from obligations of foreign issuers may be subject to foreign withholding taxes. The Fund will not be able to elect to treat Shareholders as having paid their proportionate share of such foreign taxes.

ADDITIONAL CONSIDERATIONS FOR THE NEW JERSEY MUNICIPAL SECURITIES AND PENNSYLVANIA MUNICIPAL SECURITIES FUNDS

The New Jersey and Pennsylvania Municipal Securities Funds will each distribute all of their net investment income (including net short-term capital gain) to their respective Shareholders. If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's assets consist of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its Shareholders. Those dividends constitute the portion of the aggregate dividends as designated by the Fund, equal to the excess of the excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a Shareholder's gross income for federal income tax purposes, but may have alternative minimum tax consequences. See the Statement of Additional Information.

Current federal law limits the types and volume of bonds qualifying for the Federal income tax exemption of interest, which may have an effect on the ability of a Fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt-interest dividends".

Interest on indebtedness incurred or continued by a Shareholder in order to purchase or carry shares of the New Jersey Municipal Securities Fund or the Pennsylvania Municipal Securities Fund is not deductible for federal income tax purposes. Furthermore, the Fund may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development private activity bonds. Such persons should consult their tax advisers before purchasing shares. A "substantial user" is defined generally to include "certain persons" who regularly use in their trade or business a part of a facility financed from the proceeds of such bonds.

NEW JERSEY TAX CONSIDERATIONS

Investors of the New Jersey Municipal Securities Fund will not be subject to the New Jersey Gross Income Tax on distributions from the Fund attributable to interest income from (and net gain, if any, from the disposition of) New Jersey Municipal Securities or obligations of the United States, its territories and possessions and certain of its agencies and instrumentalities ("Federal Securities") held by the Fund, either when received by the Fund or when credited or distributed to the investors, provided that the Fund meets the requirements for a qualified investment fund by: 1) maintaining its registration as a registered investment company with the Securities and Exchange Commission; 2) investing at least 80% of the aggregate principal amount of the Fund's investments, excluding financial options, futures, forward contracts, or other similar financial instruments relating to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto to the extent such instruments are authorized under the regulated investment company rules under the Code, cash and cash items, which cash items shall include receivables, in New Jersey Municipal Securities or Federal Securities at the close of each quarter of the tax year; 3) investing 100% of its assets in interest-bearing obligations, discount obligations, cash and cash items, including receivables including financial options, futures, forward contracts, or other similar financial instruments relating to interest-bearing obligations, discount obligations or bond indexes related thereto; and 4) complying with certain continuing reporting requirements.

For New Jersey Gross Income Tax purposes, net income or gains and distributions derived from investments in other than New Jersey Municipal Securities and Federal Securities, and distributions from net realized capital gains in respect of such investments, will be taxable.

Gain on the disposition of Shares is not subject to New Jersey Gross Income Tax, provided that the Fund meets the requirements for a qualified investment fund set forth above.

PENNSYLVANIA TAX CONSIDERATIONS

For purposes of the Pennsylvania Personal Income Tax and the Philadelphia School District Investment Net Income Tax, distributions which are attributable to interest received by the Pennsylvania Municipal Securities Fund from its investments in Pennsylvania Municipal Securities or Federal Securities are not taxable. Distributions by the Fund to a Pennsylvania resident that are attributable to most other sources may be subject to the Pennsylvania Personal Income Tax and (for residents of Philadelphia) to the Philadelphia School District Investment Net Income Tax.

Distributions paid by the Fund which are excludable as exempt income for federal tax purposes are not subject to the Pennsylvania corporate net income tax. An additional deduction from Pennsylvania taxable income is permitted for the amount of distributions paid by the Fund attributable to interest received by the Fund from its investments in Pennsylvania Municipal Securities and Federal Securities to the extent included in federal taxable income, but such a deduction is reduced by any interest on indebtedness incurred to carry the securities and other expenses incurred in the production of such interest income, including expenses deducted on the federal income tax return that would not have been allowed under the Code if the interest were exempt from federal income tax. Distributions by the Fund attributable to most other sources may be subject to the Pennsylvania corporate net income tax. It is the current position of the Pennsylvania Department of Revenue that Fund shares are considered exempt assets (with a pro rata exclusion based on the value of the Fund attributable to its investments in Pennsylvania Municipal Securities and Federal Securities for purposes of determining a corporation's capital stock value subject to the Commonwealth's capital stock or franchise tax.

Shares purchased as an investment in the Pennsylvania Municipal Securities Fund are exempt from Pennsylvania county personal property taxes and (as to residents of Pittsburgh) from personal property taxes imposed by the City of Pittsburgh and the School District of Pittsburgh to the extent that the Fund's investments consist of obligations which are themselves exempt from taxation in Pennsylvania.

The Fund intends to invest primarily in obligations which produce interest exempt from federal and Pennsylvania taxes. If the Fund invests in obligations that are not exempt for Pennsylvania purposes but are exempt for federal purposes, a portion of the Fund's distributions will be subject to Pennsylvania personal income tax.

GENERAL INFORMATION

THE TRUST

The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated September 9, 1991. The Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each Fund. In addition to the Funds, the Trust consists of the following portfolios: U.S. Treasury Securities Money Market Fund, U.S. Treasury Securities Plus Money Market Fund, Prime Obligation Money Market Fund, Tax-Exempt Money Market Fund, Equity Value Fund, Equity Income Fund, Mid Cap Value Fund, Balanced Growth Fund and International Growth Fund. All consideration received by the Trust for shares of any Fund and all assets of such Fund belong to that Fund and would be subject to liabilities related thereto.

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to Shareholders, costs of custodial services and registering the shares under Federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

TRUSTEES OF THE TRUST

The management and affairs of the Trust are supervised by a board of trustees (the "Trustees") under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

VOTING RIGHTS

Each share held entitles a Shareholder of record to one vote. The Shareholders of each Fund or class will vote separately on matters relating solely to that Fund or class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of Shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

REPORTING

The Trust issues unaudited financial information semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other reports to Shareholders of record.

SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to The Pillar Funds, P.O. Box 239, Wayne, PA 19087-0239.

DIVIDENDS

Each Fund declares dividends of substantially all of its net investment income (exclusive of capital gains) daily and distributes such dividends on or about the first Business Day of the following month. Shares purchased begin earning dividends on the Business

Day after payment is received by the Custodian. If any capital gain is realized, substantially all of it will be distributed at least annually.

Shareholders automatically receive all income dividends and capital gain distributions in additional shares at the net asset value next determined following the record date, unless the Shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Administrator at least 15 days prior to the distribution.

Dividends and distributions of each Fund are paid on a per-share basis. The amount of dividends payable on Class B shares will be less than the dividends payable on the Class A shares because of the distribution expenses charged to Class B shares.

COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS

Morgan, Lewis & Bockius serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.

DESCRIPTION OF PERMITTED INVESTMENTS

The following is a description of certain of the permitted investments for the
Funds:

ASSET-BACKED SECURITIES--Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

Asset-backed securities are not issued or guaranteed by the United States Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

BANKERS' ACCEPTANCE--A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT--Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER--The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

DERIVATIVES--Derivatives are securities that derive their value from other securities. The following are considered derivative securities: options on futures, futures, options (e.g., puts and calls), swap agreements, mortgage-backed securities (CMOs, REMICs, IOs and POs), when-issued securities and forward commitments, floating and variable rate securities, convertible securities, "stripped" U.S. Treasury securities (e.g., Receipts and STRIPs), and privately issued stripped securities (e.g., TGRs, TRs and CATS). See elsewhere in this "Description of Permitted Investments" for discussions of these various instruments, and see "Investment Objectives and Policies" for more information about any investment policies and limitations applicable to their use.

MORTGAGE-BACKED SECURITIES--Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed-rate mortgages, graduated payment mortgages, and adjustable rate mortgages. During periods of declining interest rates, prepayment or mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.

Government Pass-Through Securities: These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, FNMA and FHLMC. FNMA and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but FNMA and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, FNMA and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and FNMA also each guarantees timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCs) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

Private Pass-Through Securities: These are mortgage-backed securities issued by a non-governmental entity, such as a trust. These securities include collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs") that are rated in one of the top two rating categories. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

Collateralized Mortgage Obligations ("CMOs"): CMOs are debt obligations or multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO, often referred to as a "tranche," is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier then their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

REMICs: A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by FNMA or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or FNMA, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. FNMA REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by FNMA.

Parallel Pay Securities; PAC Bonds: Parallel pay CMOs and REMICS are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

REITs: REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The value of interests in REITs may be affected by the value of the property owned or the quality of the mortgages held by the trust.

Stripped Mortgage-Backed Securities ("SMBs"): SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments and is thus termed an interest-only class ("IO"), while the other class may receive all of the principal payments and is thus termed the principal-only class ("PO"). The value of IOs tends to increase as rates rise and decrease as rates fall; the opposite is true of POs. SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities can experience wide swings in value in response to changes in interest rates and associated mortgage prepayment rates. During times when interest rates are experiencing fluctuations, such securities can be difficult to price on a consistent basis. The market for SMBs is not as fully developed as other markets; SMBs therefore may be illiquid.

Risk Factors: Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

MUNICIPAL SECURITIES--Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (tolls from a toll bridge, for example.) Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Municipal securities include municipal notes and municipal bonds.

Municipal securities include municipal notes and municipal bonds. Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes, construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.

STANDBY COMMITMENTS AND PUTS--Securities subject to standby commitments or puts permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to a Fund owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium will have the effect of reducing the yield otherwise payable on the underlying security. A Fund will limit standby commitment or put transactions to institutions believed to present minimal credit risk.

RECEIPTS--Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments.

TIME DEPOSITS--A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits are considered to be illiquid securities.

U.S. GOVERNMENT AGENCIES--Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank), while still others are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

U.S. TREASURY OBLIGATIONS--Bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS").

VARIABLE OR FLOATING RATE INSTRUMENTS--Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES (EQUITY AND DEBT SECURITIES)--When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. A Fund will maintain with the Custodian a separate account with liquid high grade debt securities or cash in an amount at least equal to these commitments. The interest rate, if any, realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. Debt and equity securities are subject to market fluctuation and it is possible that the market value at the time of settlement could be higher or lower than the purchase price. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Summary.....................................................................   2
Expense Summary.............................................................   4
Financial Highlights........................................................   6
The Trust...................................................................   8
Investment Objectives and Policies..........................................   8
Investment Limitations......................................................  12
The Advisor.................................................................  13
The Administrator...........................................................  14

The Shareholder Servicing Agent.............................................  14
The Distributor.............................................................  14
Purchase of Shares..........................................................  15
Redemption of Shares........................................................  18
Performance.................................................................  19
Taxes.......................................................................  20
General Information.........................................................  23
Description of Permitted Investments........................................  24